ALLIANCE
                               ------------------
                                    MUNICIPAL
                               ------------------
                                     INCOME
                               ------------------
                                      FUND
                               ------------------

                                                          Annual Report
                                                          October 31, 1999



                                                       AllianceCapital [LOGO](R)

LETTER TO SHAREHOLDERS                            Alliance Municipal Income Fund
================================================================================

December 24, 1999

Dear Shareholder:

The following report reviews municipal market activity and investment results for Alliance Municipal Income Fund's twelve-month fiscal reporting period ending October 31, 1999.

--------------------------------------------------------------------------------

ALLIANCE MUNICIPAL INCOME FUND -- CLASS A SHARES
Period Ended October 31, 1999 (unless otherwise noted)

                                                                                          5 Year
                                                                                        Morningstar
                                                                                        Ratings***
                               1 Year         1 Year         3 Year        5 Year      (period ended
                           Fund Portfolio     Lipper         Lipper        Lipper      November 30,
Portfolio                  Total Returns*   Rankings**     Rankings**    Rankings**        1999)
-------------              --------------  ------------   ------------  ------------   --------------
National                       -3.93%        122/263         47/215         3/163             4

California                     -1.80%          3/106           1/93          1/75             5

New York                       -3.27%          11/99           4/88          1/70             5

Insured National               -5.28%          37/48          17/45          2/37             3

Insured California             -3.74%           7/23           3/22          1/19             3

Number of Funds in Morningstar Municipal Bond Fund Category                               1,330

* The Fund's investment results are based on the net asset value of Class A shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results. Additional performance information can be found on pages 4 - 5.

** Lipper Rankings correspond to the Portfolio's return among the returns of its peer group of funds, as represented by the respective state specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. An investor cannot invest directly in an average.

*** Morningstar proprietary ratings reflect historical risk-adjusted performance as of November 30, 1999. Each Portfolio's overall, 3-year and 10-year Morningstar ratings were: National 3 stars, 3 stars and 3 stars; California 5 stars, 5 stars and 4 stars; New York 4 stars, 4 stars and 3 stars; Insured National 2 stars, 1 stars and 2 stars; and Insured California 3 stars, 3 stars and 2 stars. The number of funds in the Morningstar Municipal Bond Fund Category for the overall, 3-year and 10-year periods ended October 31, 1999 were: 1610, 1610, and 383. These ratings may change monthly and are calculated from each Portfolio's overall, 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects portfolio performance below 90-day Treasury bill returns. If the portfolio scores in the top 10% of its class, it receives 5 stars; if it falls in the next 22.5%, it receives 4 stars; a place in the middle 35% earns it 3 stars; if it falls in the next 22.5%, it receives 2 stars; and if it scores at the bottom 10%, it gets 1 star. Each Portfolio's SEC average annual total returns can be found on page 5.

--------------------------------------------------------------------------------

MARKET OVERVIEW

Over the past year, municipal bonds performed well on a relative basis but saw prices decline on an absolute basis. This price decline was caused by a rise in long-term interest rates as a result of tremendous growth in the US economy. This rise in rates was not unexpected, however, given the cyclical nature of financial markets. On a relative basis, the municipal bond market performed well compared to the taxable fixed-income markets. Municipal yields began the year at parity with comparable Treasury bond yields, which is historically uncommon due to the tax-advantaged nature of municipal bonds. Over the course of the year, the yield ratio of municipals to Treasuries declined from parity to approximately 95% of long-term Treasury bond yields. As a result, the total return of most municipal indexes was well ahead of other comparable benchmarks as of October 31, 1999 on an absolute basis as well as a tax-adjusted basis.

                                                  Alliance Municipal Income Fund
================================================================================

We attribute the strength in the municipal bond market relative to Treasuries to two factors. First, new issuance of municipal bonds was down roughly 20% on a year-over-year basis, primarily due to the rising-rate environment making it less attractive for issuers to refinance outstanding bonds. Second, demand for municipals has been very strong, as investors are attracted to the high taxable-equivalent yields of both bond funds and individual securities. Market participants attribute this strong demand to the changing savings needs of maturing baby boomers, and to reinvestment of gains from surging equity markets into municipal bonds. This strong demand has been somewhat offset by pockets of selling in the market, particularly from insurance companies raising cash to pay catastrophe-related claims. Additional selling came from certain institutional investors who do not benefit from the tax-free benefit of municipal bonds but had purchased them as a total-return strategy when yield ratios were at parity with Treasury bonds.

Credit fundamentals within the municipal market continue to be strong with most investment sectors showing improved credit quality. State and local governments are in excellent financial condition, in most cases, due to strong local economies that have generated increased sales tax and personal income tax collections. The only area of weakness has been in the corporate-backed tax-exempt sector. This sector has experienced a number of downgrades primarily due to merger activity. Most of the issues affected have been older bonds with relatively high coupons and short-dated call features, which minimizes the negative price impact resulting from ratings downgrades. Merger activity and credit-quality activity also affected the health care sector, but unlike the corporate-backed market, these securities received credit upgrades or in some cases outstanding bonds were called. Bonds receiving upgrades were either pre-refunded to a specific call date or escrowed to maturity. These upgrades created positive price appreciation in an otherwise weak market.

INVESTMENT STRATEGY

At Alliance, we are value-oriented municipal bond investors. Because we take a longer-term view of interest rate and credit cycles, we see the recent rise in interest rates as an excellent opportunity to reposition our portfolios. Our repositioning strategy, similar to the repositioning we conducted in 1994 and 1995, has been to sell our older, higher coupon bonds that are subject to calls within the next five years or less, and to purchase new bonds with attractive coupons and ten-year call protection. In addition, we are investing cash positions accumulated over the past year in longer-maturity issues, which we believe offer good value in the current rate environment. This repositioning program will help us to maintain the highest possible distribution rates going forward and, at the same time, minimize long-term reinvestment risk consistent with the objectives and guidelines of the Fund. We are also continuing to reap the benefits of the pre-refunding of certain obligations held by the Fund, which we typically sell when the full benefit of credit-quality improvement can be realized by selling the securities. This portfolio repositioning, in addition to helping us maintain the highest possible distribution rates, allows us to prepare for the next phase of the interest rate cycle.

MARKET OUTLOOK

Through the end of 1999, we expect that the fixed-income market in general and the municipal bond market in particular will be in a period of uncertainty. In addition to the usual concerns of changes in credit quality, supply factors, and the overall direction of long-term interest rates, the unknown impact of Y2K on financial markets will create an atmosphere of uncertainty and caution for this calendar year-end. We view this phenomenon as temporary, and we believe that any resulting market weakness will create an excellent buying opportunity.

                                                  Alliance Municipal Income Fund
================================================================================

The Alliance Municipal Income team is proud of the strong relative performance we have delivered in fiscal year 1999 and our excellent long-term investment record. We look forward to the opportunity to continue to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                 Alliance Municipal Income Fund
================================================================================

The five portfolios of Alliance Municipal Income Fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

HOW YOUR PORTFOLIO PERFORMED OVER THE PAST TWELVE MONTHS
================================================================================

The Portfolios' Class A share total returns at net asset value (NAV) for the twelve-month period ended October 31, 1999 are shown below. For comparison, we have also shown returns for the overall municipal bond market, represented by the unmanaged state-specific Lipper Municipal Debt Funds Average, for the one-, three- and five-year periods ended October 31, 1999. Current yields and returns for Class A, Class B and Class C shares are on the next two pages.

MUNICIPAL INCOME FUND -- CLASS A SHARES COMPARES TO LIPPER
MUNICIPAL DEBT FUNDS AVERAGE*
Period Ended October 31, 1999
================================================================================

                      Fund Portfolio               Fund Portfolio               Fund Portfolio
                       Total Returns    Lipper      Total Returns     Lipper     Total Returns     Lipper
                         (at NAV)       Average       (at NAV)        Average      (at NAV)        Average
Portfolio                12 Months     12 Months       3 Years        3 Years       5 Years        5 Years
-------------         --------------  -----------  --------------    ---------  --------------   -----------
National                  -3.93%         -4.18%         4.08%          3.53%         7.13%          5.87%

California                -1.80%         -4.57%         5.36%          3.60%         8.05%          6.06%

New York                  -3.27%         -4.44%         4.68%          3.47%         7.38%          5.76%

Insured National          -5.28%         -4.42%         3.35%          3.21%         7.08%          5.81%

Insured California        -3.74%         -4.46%         4.19%          3.52%         7.37%          6.29%

--------------------------------------------------------------------------------

* Total returns for the Fund's portfolios are based on the net asset value of Class A shares as of October 31, 1999. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.

INVESTMENT RESULTS
As of October 31, 1999                            Alliance Municipal Income Fund
================================================================================

                                                               NAV and SEC Total Returns
                          --------------------------------------------------------------------------------------------------
                                        Without Sales Charge                              With Sales Charge
                          -------------------------------------------------  -----------------------------------------------
                                                                  Since                                            Since
                              1 Year      5 Year      10 Year   Inception     1 Year      5 Year     10 Year     Inception
                          ------------ ------------ ---------- ------------  --------- ----------- ----------- -------------
NATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Class A                       -3.93%       7.13%       7.01%       7.17%      -8.00%       6.20%       6.55%       6.81%
Class B                       -4.65%       6.39%        n/a        4.92%(a)   -7.36%       6.39%        n/a        4.92%(a)
Class C                       -4.65%       6.40%        n/a        4.36%      -5.55%       6.40%        n/a        4.36%
CALIFORNIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Class A                       -1.80%       8.05%       7.24%       7.38%      -5.95%       7.11%       6.77%       7.01%
Class B                       -2.47%       7.28%        n/a        5.56%(a)   -5.27%       7.28%        n/a        5.56%(a)
Class C                       -2.39%       7.28%        n/a        5.07%      -3.32%       7.28%        n/a        5.07%
NEW YORK PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Class A                       -3.27%       7.38%       6.95%       6.53%      -7.41%       6.45%       6.49%       6.16%
Class B                       -3.96%       6.60%        n/a        4.86%(a)   -6.71%       6.60%        n/a        4.86%(a)
Class C                       -3.96%       6.60%        n/a        4.29%      -4.88%       6.60%        n/a        4.29%
INSURED NATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Class A                       -5.28%       7.08%       6.72%       6.72%      -9.34%       6.15%       6.26%       6.36%
Class B                       -6.10%       6.34%        n/a        4.75%(a)   -8.75%       6.34%        n/a        4.75%(a)
Class C                       -6.00%       6.36%        n/a        4.18%      -6.88%       6.36%        n/a        4.18%
INSURED CALIFORNIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Class A                       -3.74%       7.37%       6.63%       7.07%      -7.81%       6.45%       6.17%       6.74%
Class B                       -4.44%       6.57%        n/a        4.70%(a)   -7.20%       6.57%        n/a        4.70%(a)
Class C                       -4.44%       6.57%        n/a        4.13%      -5.36%       6.57%        n/a        4.13%

--------------------------------------------------------------------------------

      The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

      Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a)   Assumes conversion of Class B shares into Class A shares after six years.

n/a:  Not applicable.

INVESTMENT RESULTS
As of October 31, 1999                            Alliance Municipal Income Fund
================================================================================

                            Alliance Municipal Income Fund
                          -----------------------------------
                                                   Taxable-
                                                  Equivalent
                                                 Yield in 36%
                            30 Day                Tax Bracket
                          SEC Yield*              (at NAV)**
                          ----------             ------------
NATIONAL PORTFOLIO
   Class A                   5.21%                   8.58%
   Class B                   4.72%                   7.50%
   Class C                   4.72%                   7.50%
CALIFORNIA PORTFOLIO
   Class A                   5.21%                   9.04%
   Class B                   4.71%                   7.79%
   Class C                   4.72%                   7.79%
NEW YORK PORTFOLIO
   Class A                   5.39%                   9.71%
   Class B                   4.91%                   8.37%
   Class C                   4.92%                   8.37%
INSURED NATIONAL PORTFOLIO
   Class A                   4.98%                   7.31%
   Class B                   4.28%                   6.22%
   Class C                   4.29%                   6.20%
INSURED CALIFORNIA PORTFOLIO
   Class A                   4.94%                   8.20%
   Class B                   4.45%                   6.87%
   Class C                   4.45%                   6.87%

--------------------------------------------------------------------------------

* SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 1999.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.

                                                  Alliance Municipal Income Fund
================================================================================

NATIONAL PORTFOLIO
10/31/89 to 10/31/99

National Portfolio
Class A at NAV: $19,681

National Portfolio
Class A at offering: $18,853

Lipper General Muni Funds
Average: $18,671

                      <MOUNTAIN CHART PLOT POINTS TO COME>

INSURED NATIONAL PORTFOLIO
10/31/89 to 10/31/99

Insured National Portfolio
Class A at NAV: $19,161

Insured National Portfolio
Class A at offering: $18,349

Lipper Insured Muni Funds
Average: $18,222

                      <MOUNTAIN CHART PLOT POINTS TO COME>

CALIFORNIA PORTFOLIO
10/31/89 to 10/31/99

California Portfolio
Class A at NAV: $20,118

California Portfolio
Class A at offering: $19,260

Lipper CA Muni Funds
Average: $18,491

                      <MOUNTAIN CHART PLOT POINTS TO COME>

                                                  Alliance Municipal Income Fund
================================================================================

INSURED CALIFORNIA PORTFOLIO
10/31/89 to 10/31/99

Lipper Insured CA Muni
Funds Average: $19,147

Insured California Portfolio
Class A at NAV: $19,003

Insured California Portfolio
Class A at offering: $18,199

                      <MOUNTAIN CHART PLOT POINTS TO COME>

NEW YORK PORTFOLIO
10/31/89 to 10/31/99

New York Portfolio
Class A at NAV: $19,588

New York Portfolio
Class A at offering: $18,748

Lipper NY Muni Funds
Average: $18,547

                      <MOUNTAIN CHART PLOT POINTS TO COME>

      These charts illustrate the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund's Class A shares. The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures, while performance at offering does reflect such charges. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

      The Lipper General Municipal Debt Funds Average reflects performance of 78 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 17 funds; the Lipper California Municipal Debt Funds Average reflects performance of 36 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 7 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 32 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund.

      When comparing an Alliance Municipal Income Fund Portfolio to the corresponding Lipper Average, you should note that the Portfolio's performance reflects the maximum sales charge of 4.25%, while no such sales charges are reflected in the performance of the Lipper Averages.

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        MUNICIPAL BONDS - 102.2%
        LONG TERM MUNICIPAL BONDS - 93.8%
        ALASKA - 3.7%
AAA     Alaska Hsg Fin Corp
        (Mtg Rev)
        MBIA Ser 97A
        6.00%, 6/01/27..............   $25,000   $ 24,568,500
                                                 ------------
        ARIZONA - 3.1%
AAA     Maricopa Cnty IDA MFHR
        (Shadow Creek)
        FNMA Ser 98C AMT
        5.20%, 12/15/21.............     1,500      1,369,395
AA-     Mohave Cnty IDR
        (Cargill/No Star Steel Proj)
        Ser 95A AMT
        6.70%, 3/01/20..............     7,300      7,825,965
B       Pima Cnty IDR
        (Elec Pwr Co Proj)
        Ser 97B Tuscon
        6.00%, 9/01/29..............    13,000     11,677,250
                                                 ------------
                                                   20,872,610
                                                 ------------
        CALIFORNIA - 14.1%
NR      Corona Comm
        Fac Dist #97-2
        (Eagle Glen)
        Ser 98
        5.75%, 9/01/16..............     2,505      2,326,293
        5.88%, 9/01/23..............     3,260      2,988,703
Aaa     Encinitas Comm
        (Encinitas Ranch)
        Fac Dist #1
        Ser 95A Pre-refunded
        7.38%, 9/01/05 (b)..........    18,155     20,782,936
NR      Encinitas Comm
        (Encinitas Ranch)
        Fac Dist #1
        Ser 98A
        5.88%, 9/01/20..............    10,020      9,451,265
NR      Fontana Comm
        Fac Dist #11
        (Heritage West End)
        Ser 99B
        6.50%, 9/01/28..............     8,150      7,816,013
NR      La Verne Comm
        Fac Dist #88-1 Spec Tax
        5.88%, 3/01/14..............     6,920      6,695,031
NR      Los Angeles Cnty Comm
        Fac Dist #3
        (Valencia/Newhall Area)
        Ser 95A
        7.13%, 9/01/20..............     5,500      5,807,615
NR      Los Angeles Cnty Comm
        Fac Dist #4
        (Calabasas Area)
        Ser 92A Pre-refunded
        7.65%, 9/01/01..............     5,000      5,404,700
NR      Los Angeles Cnty Comm
        Fac Dist #92-1 (Castaic
        Union SD/Northlake Proj)
        Ser 92
        9.00%, 10/01/19.............     8,710      9,517,417
AAA     No Calif Trans Agy
        Elec Rev
        (Calif-Oregon Trans)
        MBIA Ser 93
        7.34%, 4/29/24..............    10,000      8,700,700
NR      Sacramento Comm
        Fac Lease/Rev
        (No Natomas Proj)
        Ser 99A
        6.25%, 9/01/23..............     6,435      6,188,025
NR      San Diego Comm
        Fac Dist #1
        (Miramar Ranch North)
        Ser 95B Pre-refunded
        7.10%, 9/01/20 .............     7,000      7,984,760
NR      Santa Margarita Wtr Dist
        Fac Dist #99-1 (Talega)
        Ser 99
        6.20%, 9/01/20..............     1,100      1,066,164
                                                 ------------
                                                   94,729,622
                                                 ------------
        COLORADO - 1.5%
Aaa     Denver City & Cnty
        (Arpt Sys Rev)
        Ser 92C AMT Pre-refunded
        6.75%, 11/15/02 (b) ........     1,995      2,151,628
BBB+    Denver City & Cnty
        (Arpt Sys Rev)
        Ser 92C AMT
        6.75%, 11/15/22.............     7,505      7,716,716
                                                 ------------
                                                    9,868,344
                                                 ------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        CONNECTICUT - 1.5%
BB-     Connecticut Dev Auth PCR
        (Ct Light & Pwr Co Proj)
        Ser 93 AMT
        5.95%, 9/01/28..............   $11,000   $  9,836,420
                                                 ------------
        DISTRICT OF COLUMBIA - 0.3%
AAA     Washington DC GO
        Ser 98B MBIA
        5.75%, 6/01/09..............     1,900      1,966,367
                                                 ------------
        FLORIDA - 12.2%
Aaa     Clay Cnty HFA SFMR
        (Mortgage Rev)
        Ser 99 GNMA/FNMA
        5.30%, 10/01/29 (b).........     4,710      4,253,978
NR      Collier Cnty Comm
        Fac Dist
        (Fiddlers Creek)
        Ser 99A
        5.88%, 5/01/21..............     9,305      8,733,580
NR      Collier Cnty Comm
        Dev Dist (Heritage Greens)
        Ser 97
        8.25%, 5/01/18..............     4,150      4,279,771
A       Collier Cnty HFA MFHR
        (Whistlers Grn Apts)
        Ser 99A AMT
        5.40%, 12/01/27.............     1,890      1,706,141
NR      Collier Cnty IDR
        (Southern St Util)
        Ser 96 AMT
        6.50%, 10/01/25.............    12,605     12,746,554
Aaa     Escambia Cnty HFA SFMR
        MBIA Ser 99 AMT
        5.20%, 4/01/32 (b)..........     5,000      4,348,300
AA+     Florida GO
        Board of Education
        Ser 98B
        6.00%, 6/01/04..............     1,900      2,007,787
AAA     Florida HFC MFHR
        (Crossing at Univ Apt)
        AMBAC Ser 98Q-1 AMT
        5.25%, 12/01/38.............     6,545      5,745,921
NR      Lee Cnty Comm Fac
        (Stoneybrook)
        Ser 98B
        5.70%, 5/01/08 .............     3,350      3,251,376
Aa3     North Miami Hlth Fac Auth
        (Catholic Hlth Svcs Oblig Grp)
        Ser 96
        6.00%, 8/15/24 (b)..........     1,200      1,171,164
NR      Northern Palm Beach Cnty
        Imp Dist #9A (ABACOA)
        Ser 96A
        7.30%, 8/01/27..............    15,600     16,505,580
A3      Orange Cnty HFA MFHR
        (Seminole Pt Proj)
        Ser 99L AMT
        5.80%, 6/01/32 (b)..........     6,855      6,400,513
A       Pasco Cnty HFA MFHR
        (Pasco Woods Apts)
        Ser 99A
        5.90%, 8/01/39..............     3,690      3,449,892
NR      St. John's Cnty Comm Dev
        (Julington Creek Plantation)
        Ser 97
        6.70%, 5/01/07..............     2,830      2,927,465
        7.13%, 5/01/19..............     1,695      1,785,123
A       Suwannee Cnty Hlth Fac
        (Advent Christian Vlg Inc.)
        ACA Ser 99
        5.25%, 4/01/24..............     1,300      1,136,759
Baa2    Volusia Cnty Ed Fac Auth
        (Embry-Riddle Aero Univ)
        Ser A
        5.75%, 10/15/29 (b).........     2,000      1,860,160
                                                 ------------
                                                   82,310,064
                                                 ------------
        INDIANA - 8.0%
BB+     Indianapolis Arpt Auth
        (United Airlines
        Maintenance Ctr Proj)
        Ser 95A AMT
        6.50%, 11/15/31.............    55,570     54,039,046
                                                 ------------
        MARYLAND - 0.2%
NR      Maryland Dev Fin Auth Eco Dev
        (Med Waste Assoc)
        Ser 89 AMT
        8.75%, 11/15/10.............     1,365      1,383,796
                                                 ------------
        MASSACHUSETTS - 4.5%
BBB     Massachusetts Dev Fin Agcy
        (Ogden Haverhill Proj)
        Ser 98B AMT
        5.50%, 12/01/19.............     2,735      2,422,171
AAA     Massachusetts HFA MFHR
        AMBAC Ser 95E AMT
        6.00%, 7/01/37..............     2,680      2,613,375

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
A+      Massachusetts HFA SFMR
        (Residential Mtg)
        Ser 40 AMT
        6.65%, 12/01/27.............   $ 5,000   $  5,140,150
AAA     Massachusetts HFA SFMR
        (Residential Mtg)
        Ser 73 AMT
        5.90%, 12/01/23.............     8,000      7,740,240
Baa3    Massachusetts Hlth & Ed
        Fac Auth
        (Lasell College)
        Ser 99A
        5.63%, 7/01/29 (b)..........     7,490      6,640,709
AAA     Massachusetts Port Auth
        Spec Fac (US Air Proj)
        MBIA Ser 96A AMT
        5.88%, 9/01/23..............     5,600      5,374,432
                                                 ------------
                                                   29,931,077
                                                 ------------
        MICHIGAN - 3.6%
BB-     Detroit
        (Daimler/Chrysler Jefferson
        North Assembly Plant)
        Ser 98A
        5.50%, 5/01/21..............     2,070      1,862,958
AAA     Detroit Swr Sys Rev
        FGIC Ser 93
        7.62%, 7/01/23 .............     1,300      1,182,909
AAA     Kent Cnty Arpt Rev
        (Kent Cnty Int'l)
        Ser 95 AMT Pre-refunded
        6.10%, 1/01/25..............     3,300      3,526,677
AAA     Michigan HDA MFHR
        (Rental Hsg Rev)
        MBIA Ser 99A AMT
        5.30%, 10/01/37.............    14,520     12,868,060
AA+     Michigan HDA SFMR
        Ser 96B AMT
        6.20%, 6/01/27..............     4,945      4,964,236
                                                 ------------
                                                   24,404,840
                                                 ------------
        MINNESOTA - 4.3%
AAA     Brooklyn Park MFHR
        (Brooks Landing)
        FNMA Ser 99A AMT
        5.50%, 7/01/19..............     1,355      1,283,253
AAA     Duluth (Arpt Lease Rev) GO
        Ser 95C AMT
        6.25%, 8/01/14..............     3,430      3,539,554
A-      Golden Valley Hlth Fac
        (Covenant Retmt Cmnty)
        Ser 99A
        5.50%, 12/01/29.............     3,750      3,265,688
AAA     Minneapolis HFA MFHR
        (Riverside Plaza Proj)
        GNMA Ser 98 AMT
        5.20%, 12/20/30.............     4,400      3,940,156
AAA     Minnesota HFA MFHR
        (Rental Hsg)
        MBIA Ser 95D
        6.00%, 2/01/22..............     3,685      3,708,215
AA+     Minnesota HFA SFMR
        (Home Mortgage)
        Ser 96G AMT
        6.25%, 7/01/26..............     5,675      5,703,205
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ)
        Ser 99-5B
        6.00%, 10/01/29 (b).........     1,250      1,204,575
AA+     Rochester Hosp Rev
        (Mayo Med Ctr)
        Ser 92H
        8.08%, 11/15/15 (c).........     3,000      3,063,840
Aaa     Saint Paul MFHR
        (Wellington Proj)
        FHMLC Ser 99A
        5.10%, 2/01/24 (b)..........     2,280      2,076,168
BBB-    So St Paul Hosp Rev
        (Healtheast Proj)
        Ser 94
        6.75%, 11/01/09.............     1,370      1,367,041
                                                 ------------
                                                   29,151,695
                                                 ------------
        NEW HAMPSHIRE - 1.4%
BB-     New Hampshire PCR
        (Conn Pwr & Light Co Proj)
        Ser 86 AMT
        5.90%, 11/01/16.............    10,000      9,186,000
                                                 ------------
        NEW JERSEY - 4.0%
NR      New Jersey Eco Dev Auth
        (Kapkowski Rd)
        Ser 98B AMT
        6.50%, 4/01/31..............     1,000        990,670
Baa1    New Jersey Eco Dev Auth
        (NUI Corp)
        Ser 98A AMT
        5.25%, 11/01/33 (b).........    12,700     10,731,881

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
A+      New Jersey Eco Dev Auth
        Swr Rev (Anheuser-Busch)
        Ser 95 AMT
        5.85%, 12/01/30.............   $ 2,600   $  2,527,382
AAA     New Jersey Hgr Ed Loan
        (Student Loan) MBIA
        Ser 99A
        5.25%, 6/01/18..............     1,500      1,413,360
AAA     New Jersey Hsg & Mort Fin
        Agy Rev SFMR
        (Home Buyer Rev)
        MBIA AMT
        5.90%, 10/01/29.............    11,350     10,948,210
                                                 ------------
                                                   26,611,503
                                                 ------------
        NEW YORK - 2.6%
Aaa     Glen Cove IDR
        (The Regency At
        Glen Cove)
        ETM Ser 92B
        Zero coupon, 10/15/19 (b)...    15,000      4,445,400
AAA     Niagara Frontier Trans
        Airport Rev (Buffalo Niagara)
        MBIA AMT
        5.63%, 4/01/29..............     2,000      1,863,020
A+      NYS Energy Res &
        Dev Auth
        (Consolidated Edison)
        Ser 94A AMT
        7.13%, 12/01/29.............     5,000      5,419,750
AAA     NYS Energy Res &
        Dev Auth PCR
        (NYS Elec & Gas)
        MBIA Ser 88 AMT
        5.95%, 12/01/27.............     3,500      3,462,130
AA-     Port Auth of NY & NJ
        Cons Rev (95th Ser) AMT
        6.13%, 7/15/29..............     2,000      2,000,320
                                                 ------------
                                                   17,190,620
                                                 ------------
        OHIO - 5.1%
AAA     Akron Hgr Ed
        (Univ of Akron)
        FGIC Ser 99
        5.75%, 1/01/29..............     3,000      2,873,160
BBB     Dayton Spec Fac
        (Emery Air Freight)
        Ser 96D AMT
        6.20%, 10/01/09.............     3,620      3,714,048
A       Hamilton Cnty Hlth Fac
        (Twin Towers)
        Ser 99A
        5.80%, 10/01/23.............     1,775      1,661,826
Baa1    Ohio Air Quality Dev Auth
        PCR (Columbus So Pwr)
        Ser 85B
        6.25%, 12/01/20 (b).........     5,000      5,009,700
AAA     Ohio Air Quality Dev Auth
        (JMG Funding/
        Ohio Pwr Co)
        AMBAC Ser 94B AMT
        6.38%, 4/01/29..............     5,315      5,474,450
AAA     Ohio HFA SFMR
        (Residental Dev)
        GNMA Ser 97 AMT
        6.15%, 3/01/29..............     8,700      8,711,832
A+      Ohio Wtr Dev Auth Swr Rev
        (Anheuser-Busch Proj)
        Ser 99 AMT
        6.00%, 8/01/38..............     2,250      2,194,920
A-      Ohio Wtr Dev Auth
        Solid Waste
        (North Star/BHP) AMT
        6.45%, 9/01/20..............     4,600      4,712,884
                                                 ------------
                                                   34,352,820
                                                 ------------
        OKLAHOMA - 0.3%
Aaa     Oklahoma HFA SFMR
        (Mortgage Rev)
        Ser 99B-2 AMT
        5.40%, 3/01/25 (b)..........     2,000      1,825,200
                                                 ------------
        PENNSYLVANIA - 5.3%
NR      Harrisburg Air Fac
        (Susquehanna Aero Proj)
        AMT
        5.50%, 1/01/24..............     1,490      1,267,841
A       Allegheny Cnty Higher Ed
        (Thiel College)
        ACA Ser 99A
        5.38%, 11/15/29.............     2,000      1,761,600
BBB     Crawford Cnty Hosp Hlth Fac
        (Wesbury Methodist)
        Ser 99
        6.25%, 8/15/29..............     2,100      1,953,063
BB-     New Morgan IDA
        Solid Waste
        (Browning-Ferris)
        Ser 94 AMT
        6.50%, 4/01/19..............     4,000      3,846,440

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
AA      Northampton Cnty Higher Ed
        (Moravian College)
        Ser 99
        5.13%, 7/01/29..............   $ 1,000   $    839,530
BBB     Pennsylvania Eco Dev Auth
        Waste Wtr Revs (Sun Co)
        Ser 94A AMT
        7.60%, 12/01/24.............     5,000      5,435,500
AA+     Pennsylvania HFA SFMR
        (Home Mortgage)
        Ser 94-41B AMT
        6.65%, 4/01/25..............     5,000      5,122,500
AA+     Pennsylvania HFA SFMR
        (Home Mortgage)
        Ser 99-66A AMT
        5.65%, 4/01/29..............     6,900      6,424,245
AAA     Pennsylvania Higher Ed
        Student Loan Rev
        AMBAC Ser 88D AMT
        6.05%, 1/01/19..............     5,900      5,866,370
BBB+    Philadelphia Hosp Rev
        (Temple Univ)
        Ser A
        6.63%, 11/15/23.............     3,250      3,141,677
                                                 ------------
                                                   35,658,766
                                                 ------------
        TENNESSEE - 0.1%
BBB     Memphis Shelby Cnty Spec Fac
        (Federal Express)
        Ser 93 AMT
        6.20%, 7/01/14...........     1,000      1,017,050
                                                 ------------
        TEXAS - 13.1%
BBB-    Alliance Arpt Auth
        Fac Imp (American Airlines)
        Ser 90 AMT
        7.50%, 12/01/29.............    11,690     12,197,580
BBB     Alliance Arpt Auth
        Spec Fac (Federal Express)
        Ser 96 AMT
        6.38%, 4/01/21..............    23,000     22,720,780
BBB-    Dallas Fort Wrth Texas
        International Airport
        American Airlines
        Series 99 AMT
        6.38%, 5/01/35..............    15,000     14,381,550
BB      Harris Cnty Arpt Rev
        (Continental Airlines)
        Ser 98 AMT
        5.38%, 7/01/19..............     3,155      2,644,079
BB      Houston Arpt Rev
        (Continental Airlines)
        Ser 97B AMT
        6.13%, 7/15/27..............     8,000      7,283,360
AAA     Houston Arpt Sys Rev
        FGIC Ser 98B AMT
        5.00%, 7/01/25..............    29,000     24,523,270
AA      San Antonio Util Rev
        (Elec & Gas)
        Ser 92
        5.80%, 2/01/06 .............     3,825      4,005,272
                                                 ------------
                                                   87,755,891
                                                 ------------
        VIRGINIA - 4.0%
Baa2    Bedford Cnty IDR
        (Nekoosa Pkg/GA-Pacific)
        Ser 99 AMT
        6.30%, 12/01/25 (b).........     3,000      2,910,270
Baa2    Goochland Cnty IDR
        (Nekoosa Pkg/GA-Pacific)
        Ser 98 AMT
        5.65%, 12/01/25 (b).........    12,600     11,276,748
A+      James Cnty Swr
        (Anheuser-Busch Proj)
        Ser 97 AMT
        6.00%, 4/01/32..............     2,200      2,153,734
AAA     Metro Wash DC Arpt
        Auth Rev
        Ser A FGIC AMT
        5.00%, 10/01/27.............     5,000      4,237,150
AA-     Metro Washington Arpt Auth
        Ser 97B AMT
        5.50%, 10/01/23.............     6,700      6,126,614
                                                 ------------
                                                   26,704,516
                                                 ------------
        WASHINGTON - 0.6%
A-      Pilchuck Dev Pub Corp
        Spec Fac
        (BF Goodrich)
        Ser 93 AMT
        6.00%, 8/01/23..............     4,500      4,213,665
                                                 ------------
        WISCONSIN - 0.3%
AA      Wisconsin GO
        (Veterans Hsg)
        Ser 99-1 AMT
        5.30%, 5/01/20..............     2,505      2,256,128
                                                 ------------
        TOTAL LONG TERM
        MUNICIPAL BONDS
           (cost $635,198,454)......              629,834,540
                                                 ------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        SHORT TERM
        MUNICIPAL NOTES (d) - 8.4%
        CALIFORNIA - 0.3%
A-2     Assoc Bay Area Gov't IDR
        (Reliance Tech Service Inc.)
        Ser 95A AMT VRDN
        5.10%, 10/01/19.............   $ 1,891   $  1,891,000
                                                 ------------
        CONNECTICUT - 0.5%
A-1+    Connecticut Hlth & Ed Fac
        Auth (Yale Univ)
        Ser 99U VRDN
        3.55%, 7/01/33..............     3,500      3,500,000
                                                 ------------
        DISTRICT OF
        COLUMBIA - 0.3%
A-1+    District of Columbia GO
        Ser 91B-3 VRDN
        3.75%, 6/01/03..............     2,200      2,200,000
                                                 ------------
        FLORIDA - 0.0%
VMIG-1  Palm Beach IDR
        (Florida Convalescent
        Ctr Proj)
        AMT VRDN
        4.00%, 11/01/11 (b).........       275        275,000
                                                 ------------
        HAWAII - 0.2%
VMIG-2  Hawaii Hsg Fin &
        Dev Corp MFHR
        (Rental Hsg)
        Ser 90B VRDN
        4.30%, 7/01/25 (b)..........     1,100      1,100,000
                                                 ------------
        ILLINOIS - 0.6%
VMIG-2  Illinois Dev Fin
        Auth IDR
        (THK America Proj)
        Ser 91 AMT VRDN
        4.85%, 7/01/11 (b)..........     3,700      3,700,000
                                                 ------------
        KENTUCKY - 0.4%
A-2     Russellville IDR
        (JS Technos Corp Proj)
        Ser 89 AMT VRDN
        4.85%, 12/01/09.............     2,900      2,900,000
                                                 ------------
        MASSACHUSETTS - 0.5%
VMIG-1  Massachusetts HFA
        MFHR
        (Princeton Crossing Proj)
        Ser 96A AMT VRDN
        3.65%, 6/01/31 (b)..........     3,300      3,300,000
                                                 ------------
        MICHIGAN - 0.4%
A-1+    Detroit MBIA
        (Sewage Disposal Sys Rev)
        Ser 98B VRDN
        3.55%, 7/01/23..............     3,000      3,000,000
                                                 ------------
        NEW YORK - 1.6%
A-2     New York City IDA
        (Nippon Cargo Air Proj)
        Ser 92 AMT VRDN
        4.75%, 11/01/15.............    10,600     10,600,000
                                                 ------------
        NORTH CAROLINA - 0.3%
A-1+    Halifax Cnty
        (Louisville Gas & Elec)
        Ser 93 AMT VRDN
        3.70%, 6/01/21..............     2,300      2,300,000
                                                 ------------
        OHIO - 1.1%
A-1+    Ohio Air Qual Dev Auth
        Rev IDR (Jmg Funding LP)
        Ser 94A AMT VRDN
        3.55%, 4/01/28 .............     5,100      5,100,000
A-2     Ohio HFA MFHR
        (Pine Crossing)
        GNMA
        Ser 97A AMT VRDN
        4.80%, 9/01/36..............     2,065      2,065,000
                                                 ------------
                                                    7,165,000
                                                 ------------
        PENNSYLVANIA - 1.7%
A-1+    Emmaus GO
        Ser 89G-12 VRDN
        3.55%, 3/01/24..............     5,000      5,000,000
A-1     Northampton GO
        (Citizens Utilities Co Proj)
        Ser 96 AMT VRDN
        3.55%, 9/01/18..............     3,500      3,500,000
A-1+    Pennsylvania Hgr Ed Fac
        (Univ Penn)
        Ser 94B VRDN
        3.55%, 1/01/24..............     3,000      3,000,000
                                                 ------------
                                                   11,500,000
                                                 ------------
        VIRGINIA - 0.3%
A-1+    Richmond Arpt Rev
        (Richmond Intl Proj)
        AMBAC
        Ser 95C AMT VRDN
        3.70%, 7/01/23..............     2,000      2,000,000
                                                 ------------

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        WISCONSIN - 0.2%
P-1     Carlton Elec Rev
        (Wisconsin Pwr & Light Proj)
        AMT VRDN
        3.55%, 8/01/15 (b)..........   $ 1,200   $  1,200,000
                                                 ------------
        TOTAL SHORT TERM
        MUNICIPAL NOTES
           (cost $56,631,000).......               56,631,000
                                                 ------------
        TOTAL INVESTMENTS - 102.2%
           (cost $691,829,454)......             $686,465,540
        Other assets less
           liabilities - (2.2%).....              (14,713,693)
                                                 ------------
        NET ASSETS - 100%...........             $671,751,847
                                                 ============


--------------------------------------------------------------------------------

See footnote summary on page 28.

See Glossary of Terms on page 28.

See notes to financial statements.

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        MUNICIPAL BONDS - 97.9%
        LONG TERM MUNICIPAL BONDS - 88.2%
        ALASKA - 4.5%
AAA     Alaska Hsg Fin Corp SFMR
        (Mtg Rev)
        MBIA Ser 97A
        6.10%, 12/01/37.............   $10,000   $  9,940,800
                                                 ------------
        ARIZONA - 3.5%
AAA     Mesa IDA Hlth Fac
        (Discovery Hlth Sys)
        MBIA Ser 99A
        5.75%, 1/01/25..............     2,300      2,216,947
AAA     Mesa IDA Hlth Fac
        (Lutheran Hlth Sys)
        MBIA Series 98A
        5.00%, 1/01/19..............     2,000      1,769,720
AAA     Pima Cnty IDR
        (Tucson Elec Pwr)
        FSA Ser 88A
        7.25%, 7/15/10..............     2,140      2,308,675
AAA     Tempe MFHR
        (Quadrangles)
        FHA Ser 93A
        6.25%, 6/01/26..............     1,300      1,326,351
                                                 ------------
                                                    7,621,693
                                                 ------------
        CALIFORNIA - 3.8%
A       California Infra & Eco Dev
        (American Ctr/Wine
        Food & Art)
        Ser 99 ACA
        5.75%, 12/01/24.............     3,000      2,818,320
        5.80%, 12/01/29.............     6,000      5,650,920
                                                 ------------
                                                    8,469,240
                                                 ------------
        COLORADO - 2.8%
AAA     Denver City & Cnty
        (Arpt Sys Rev)
        MBIA Ser 95A
        5.70%, 11/15/25.............     6,375      6,206,318
                                                 ------------
        DELAWARE - 0.7%
AAA     Sussex Cunty Swr Rev
        (West Rehoboth)
        MBIA Ser 94 Pre-refunded
        6.60%, 6/15/04..............     1,500      1,631,010
                                                 ------------
        DISTRICT OF COLUMBIA - 1.9%
AAA     Washington DC
        (Natl Academy/Science)
        AMBAC Ser 99A
        5.00%, 1/01/28..............     5,000      4,182,050
                                                 ------------
        GEORGIA - 3.7%
AAA     Atlanta Wtr & Swr Rev
        FGIC Ser 99
        5.00%, 11/01/38.............    10,000      8,243,400
                                                 ------------
        ILLINOIS - 8.6%
AAA     Chicago Parking Rev
        (Lakefront Facs)
        MBIA Ser 98
        5.13%, 1/01/28..............     4,500      3,848,580
AAA     Illinois Hlth Fac Auth
        (Alexian Brothers Hlth)
        FSA Ser 99
        5.13%, 1/01/28..............    12,145     10,401,099
AAA     Metro Pier & Expo Auth
        (McCormick Place Expo)
        FGIC Ser 93A
        Zero coupon, 6/15/19........    15,850      4,812,060
                                                 ------------
                                                   19,061,739
                                                 ------------
        MASSACHUSETTS - 8.2%
AAA     Chelsea GO
        AMBAC Ser 94 Pre-refunded
        6.00%, 6/15/04..............     1,965      2,108,288
AAA     Holyoke GO
        FSA Ser 93B
        6.13%, 8/01/13..............     1,435      1,508,773
AA      Massachusetts Dev Fin Auth
        (Worcester Redev)
        Asset Gty Ser 99
        6.00%, 6/01/24..............     1,300      1,291,667
AA+     Massachusetts Hlth & Ed Fac
        (Wellesley College)
        Series 99F
        5.13%, 7/01/39..............     8,500      7,134,730
AAA     Massachusetts Muni
        Wholesale Elec
        (Pwr Supply Sys)
        MBIA Ser 92A
        6.00%, 7/01/18..............     1,000      1,001,120
Aaa     Massachusetts Trpk Auth
        (Metro Highway System)
        AMBAC Ser 99A
        5.00%, 1/01/39 (b)..........     6,000      4,982,220
                                                 ------------
                                                   18,026,798
                                                 ------------

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        MICHIGAN - 14.1%
AAA     Detroit GO
        FGIC Ser 93
        6.35%, 4/01/14..............   $ 1,690   $  1,781,023
AAA     Detroit Swr Sys Rev
        FGIC Ser 93 Pre-refunded
        7.62%, 7/01/03 (c)..........    10,100     11,216,555
AAA     Grand Rapids Swr Sys Rev
        MBIA
        Ser 92 Pre-refunded
        6.00%, 1/01/02..............     2,500      2,625,875
AAA     Kalamazoo Hosp Fin Auth
        Hosp Rev (Borgess Med Ctr)
        FGIC Ser 94
        6.31%, 6/01/11 (c)..........     7,500      7,170,000
AAA     Michigan Hosp Fin Auth
        (St. John's Hospital)
        ETM AMBAC Ser A
        6.00%, 5/15/13..............     1,000      1,028,350
AAA     Michigan Strategic Fund
        (Detroit Edison Co)
        MBIA Ser 95AA
        6.40%, 9/01/25..............     3,310      3,462,856
AAA     Saginaw Hosp Fin Auth
        Hosp Rev (Covenant
        Med Ctr)
        MBIA Ser 99E
        5.50%, 7/01/24..............     2,000      1,838,260
AAA     Three Rivers GO
        Dist MBIA
        Ser 96 Pre-refunded
        6.00%, 5/01/06..............     1,000      1,069,580
AA      Troy Downtown
        Dev Auth
        Ser 95A
        6.38%, 11/01/18.............     1,000      1,031,850
                                                 ------------
                                                   31,224,349
                                                 ------------
        MINNESOTA - 4.1%
AAA     Bloomington Port Auth
        (Mall of America Proj)
        FSA Series 96A
        5.35%, 2/01/13 (b)..........     2,025      2,002,138
AAA     Minneapolis COP
        (Spec School Dist 1)
        MBIA Ser 96A
        5.90%, 2/01/17..............     3,330      3,334,795
AAA     Minnesota Agric & Econ
        Dev Brd Hlth Fac
        (Benedictine Hlth Sys)
        MBIA Ser 99A
        5.13%, 2/15/29..............     4,200      3,638,712
                                                 ------------
                                                    8,975,645
                                                 ------------
        NEBRASKA - 1.5%
AAA     Nebraska Inv Fin Auth
        Hosp Rev (Bishop Clarkson
        Mem) MBIA Ser 91
        9.23%, 12/08/16 (c).........     3,000      3,215,700
                                                 ------------
        OHIO - 6.2%
AAA     Cuyahoga Cnty Hosp Rev
        (Meridia Hlth Sys)
        Ser 95 Pre-refunded
        6.25%, 8/15/05..............     2,600      2,831,868
AAA     Ohio Air Quality
        Dev Auth
        (Ohio Pwr)
        AMBAC Ser 99C
        5.15%, 5/01/26..............    10,000      8,795,200
AAA     Ohio Capital Corp MFHR
        (Sect 8 Assist)
        FHA MBIA Ser 95E
        6.35%, 1/01/22..............     1,965      2,003,730
                                                 ------------
                                                   13,630,798
                                                 ------------
        PENNSYLVANIA - 21.3%
Aaa     Lehigh Cnty Gen Auth Hosp Rev
        (Lehigh Valley Hlth)
        MBIA Ser 99A
        5.25%, 7/01/29 (b)..........     3,500      3,068,170
AAA     Pennsylvania Conv Ctr
        MBIA Ser 94A
        6.75%, 9/01/19..............     2,500      2,712,425
AAA     Pennsylvania Gas Rev
        FSA 16th Ser
        5.25%, 7/01/29..............     7,500      6,620,775
        5.50%, 7/01/15..............     2,000      1,940,640
        FSA 2nd Ser
        5.50%, 7/01/15..............     3,410      3,308,791
AAA     Pennsylvania Higher Ed
        Hlth Fac (Univ of Pitt Med Ctr)
        FSA Ser 99A
        5.00%, 8/01/29..............    25,000     20,857,750
AAA     Philadelphia GO
        FSA Ser 98
        5.00%, 3/15/28..............    10,000      8,429,600
                                                 ------------
                                                   46,938,151
                                                 ------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================
Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        VIRGINIA - 2.4%
AAA     Harrisonburg Redev &
        Hsg Auth MFHR
        (Battery Heights Assoc)
        GNMA Ser 96A
        6.25%, 4/20/36..............   $ 5,185   $  5,301,300
                                                 ------------
        WEST VIRGINIA - 0.9%
AAA     West Virginia Eco Dev
        (Parkway Proj)
        FGIC Ser 93
        7.54%, 5/16/19 (c)..........     2,100      2,014,131
                                                 ------------
        TOTAL LONG TERM
        MUNICIPAL BONDS
           (cost $196,013,261)......              194,683,122
                                                 ------------
        SHORT TERM MUNICIPAL
        NOTES (d) - 9.7%
        GEORGIA - 4.7%
A-1+    Burke Cnty GA
        Dev Authority FRN
        (Oglethorpe Power)
        Ser 93A FGIC VRDN
        3.50%, 1/01/16 (b)..........    10,500     10,500,000
                                                 ------------
        ILLINOIS - 5.0%
VMIG-1  Illinois Dev Fin Auth
        (Jewish Federation Proj)
        AMBAC Ser 99 VRDN
        3.50%, 9/01/24 (b)..........    11,000     11,000,000
                                                 ------------
        TOTAL SHORT TERM
        MUNICIPAL NOTES
          (cost $21,500,000)........               21,500,000
                                                 ------------
        TOTAL INVESTMENTS - 97.9%
          (cost $217,513,261).......              216,183,122
        Other assets less
          liabilities - 2.1%........                4,652,116
                                                 ------------
        NET ASSETS - 100%...........             $220,835,238
                                                 ============


--------------------------------------------------------------------------------

See footnote summary on page 28.

See Glossary of Terms on page 28.

See notes to financial statements.

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
        MUNICIPAL BONDS - 98.7%
A-      Essex Cnty IDR
        (Int'l Paper)
        Ser 95A AMT
        5.80%, 12/01/19.............   $ 7,000   $  6,665,120
AAA     Glen Cove IDR
        (The Regency at Glen Cove)
        ETM Ser 92B
        Zero coupon, 10/15/19.......    20,010      5,930,164
Aaa     Horseheads NY Series 99
        (Appleridge Retirement Comm)
        5.75%, 9/01/41 (b)..........     4,000      3,835,240
AAA     Islip Res Rec Agy
        AMBAC
        Ser 94B AMT
        6.13%, 7/01/12..............     2,020      2,111,183
AA      Monroe County IDA
        Hgr Ed (St John Fisher
        Coll Asset Gty)
        Ser 99
        5.38%, 6/01/24..............     3,070      2,784,674
AAA     Nassau Cnty NY FSA Hlth Fac
        (Nassau Hlth Sys Rev)
        Ser 99
        5.75%, 8/01/29..............    10,000      9,534,400
AAA     New York City GO
        MBIA Ser 93E Pre-refunded
        6.00%, 5/15/03..............     4,050      4,299,601
        Ser 93D
        6.00%, 5/15/11..............       950        985,198
A-      New York City GO
        Ser 92A Pre-refunded
        6.25%, 8/01/02..............     1,975      2,093,559
        Ser 92A
        6.25%, 8/01/18..............     4,025      4,067,223
A-      New York City GO
        Ser 93D
        8.92%, 8/01/14 (c)..........    10,000     10,260,500
A-      New York City GO
        Ser 94B Pre-refunded
        7.25%, 8/15/04..............     3,465      3,879,622
A-1     New York City GO
        Ser 96-J Pre-refunded
        6.00%, 2/15/06..............     2,380      2,550,265
        Ser 96-J
        6.00%, 2/15/24..............    11,200     11,016,096
A-      New York City GO
        Ser 96A
        6.25%, 8/01/17..............    21,250     21,590,425
Baa1    New York City IDR
        (American Airlines)
        Ser 90 AMT
        5.40%, 7/01/20 (b)..........     3,500      3,157,140
BBB-    New York City IDR
        (American Airlines)
        Ser 94 AMT
        6.90%, 8/01/24..............     7,000      7,273,630
A       New York City IDR
        (British Airways)
        Ser 98 AMT
        5.25%, 12/01/32.............    36,805     31,728,854
AAA     New York City IDR
        (Japan Airlines)
        FSA AMT
        Ser 91 6.00%, 11/01/15......     4,155      4,350,950
A       New York City IDR
        (Terminal One LP)
        Ser 94 AMT
        6.13%, 1/01/24..............    36,500     35,753,210
AAA     Niagara Frontier Trans
        Arpt Rev (Gtr Buffalo Int'l)
        AMBAC
        Ser 94A AMT
        6.25%, 4/01/24..............    16,125     16,482,008
AAA     Niagara Frontier Trans Rev
        (Buffalo Niagara )
        MBIA AMT
        5.63%, 4/01/29..............     1,900      1,769,869
Aaa     NYS Dorm Auth Rev
        (Brooklyn Hosp Ctr)
        FHA Ser 99
        5.20%, 2/01/39 (b)..........     3,000      2,563,770
AA      NYS Dorm Auth Rev
        (Long Island Univ)
        Asset 6th Ser 99
        5.13%, 9/01/23..............     1,750      1,525,090
        5.25%, 9/01/28..............     1,400      1,220,576
AAA     NYS Energy Res &
        Dev Auth
        (Brooklyn Union Gas)
        MBIA AMT
        7.41%, 7/08/26..............     6,000      5,268,180
AAA     NYS Energy Res &
        Dev Auth
        (Brooklyn Union Gas)
        MBIA
        Ser 89B AMT
        6.75%, 2/01/24..............     7,500      7,887,600

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
A+      NYS Energy Res &
        Dev Auth
        (Consolidated Edison)
        Ser 94A AMT
        7.13%, 12/01/29.............  $ 17,000   $ 18,427,150
A-      NYS Energy Res &
        Dev Auth
        (Long Island Ltg Co)
        Ser 95A
        5.30%, 8/01/25..............     7,500      6,716,100
AAA     NYS Energy Res &
        Dev Auth
        (Rochester Gas & Elec)
        MBIA AMT
        6.50%, 5/15/32..............     6,460      6,702,831
AAA     NYS Energy Res &
        Dev Auth PCR
        (NYS Elec & Gas)
        MBIA Ser 87A AMT
        6.15%, 7/01/26..............    15,000     15,291,750
AAA     NYS Energy Res &
        Dev Auth PCR
        (NYS Elec & Gas)
        MBIA Ser 88 AMT
        5.95%, 12/01/27.............     3,200      3,165,376
BBB+    NYS Envir Fac Auth IDR
        (Occidental Petroleum)
        Ser 93A AMT
        5.70%, 9/01/28..............     6,950      6,262,437
AAA     NYS Envir Fac Corp
        Wtr Fac (Spring Valley Wtr)
        AMBAC Ser 94A AMT
        6.30%, 8/01/24..............    11,800     12,104,322
Aa1     NYS HFA MFHR
        (Westchester/
        Onondaga/Rockland Proj)
        Ser 92F AMT
        6.70%, 8/15/25 (b)..........     6,000      6,187,620
Aa2     NYS Mtg Agy SFMR
        (Homeowner Mort)
        Ser 73A AMT
        5.30%, 10/01/28 (b).........     5,000      4,440,850
Aa2     NYS Mtg Agy SFMR
        (Homeowner Mort)
        Ser 82
        5.65%, 4/01/30 (b)..........    20,000     18,578,800
Aa2     NYS Mtg Agy SFMR
        Ser 42
        6.65%, 4/01/26 (b)..........     4,500      4,615,875
Aa2     NYS Mtg Agy
        SFMR Ser 46 AMT
        6.65%, 10/01/25 (b).........    18,785     19,241,475
Aa2     NYS Mtg Agy
        SFMR Ser 79 AMT
        5.30%, 4/01/29 (b)..........    12,750     11,299,560
A       Oneida County IDA
        (Mohawk Valley Proj)
        ACA Ser 99
        5.35%, 3/15/29..............     1,000        878,340
AAA     Onondaga Cnty PCR
        (Bristol-Myers Squibb)
        AMT 5.75%, 3/01/24..........     4,000      3,907,520
AAA     Port Auth of NY & NJ
        (JFK Int'l Proj)
        MBIA
        Ser 97-6 AMT
        5.75%, 12/01/22.............    16,205     15,662,132
AA-     Port Auth of NY & NJ
        Cons Rev (95th Ser) AMT
        6.13%, 7/15/29..............     7,775      7,776,244
AAA     Port Auth of NY & NJ
        Cons Rev (96th Ser)
        FGIC AMT
        6.60%, 10/01/23.............    10,000     10,574,700
NR      Suffolk County IDR
        (Nissequogue Cogen Fac)
        Ser 98 AMT
        5.50%, 1/01/23..............     3,000      2,630,100
AAA     Yonkers IDA
        Health Fac (Malotz Pavil proj)
        Ser 99
        5.65%, 2/01/39..............     4,500      4,211,595
                                                 ------------
        TOTAL INVESTMENTS - 98.7%
           (cost $388,026,129)......              389,258,924
        Other assets less
          liabilities - 1.3% .......                5,064,473
                                                 ------------
        NET ASSETS - 100%...........             $394,323,397
                                                 ============
================================================================================

See footnote summary on page 28.

See Glossary of Terms on page 28.

See notes to financial statements.

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
        MUNICIPAL BONDS - 97.1%
        LONG TERM MUNICIPAL BONDS - 92.3%
        CALIFORNIA - 84.4%
NR      Alameda
        Assess Dist
        (Harbor Bay Bus Park)
        5.00%, 9/02/05..............   $ 1,870   $  1,820,127
        5.50%, 9/02/12..............     9,830      9,402,100
AAA     Assoc Bay Area Gov
        MFHR (Civic Cntr Dr Apt)
        Ser 99-A AMT
        5.88%, 3/01/32..............     7,705      7,476,624
NR      Calabasas Comm
        Fac Dist 98-1 Spec Tax
        5.75%, 9/01/28..............     1,000        888,580
A+      California GO
        (Veterans Hsg)
        Ser 95 AMT
        6.40%, 2/01/20..............    17,400     17,451,504
AAA     California GO
        (Veterans Hsg)
        Ser 95 AMT
        6.38%, 2/01/27..............     4,835      4,838,916
AAA     California HFA MFHR
        (Home Mtg Rev)
        MBIA Ser 91A AMT
        7.20%, 2/01/26..............     3,450      3,583,481
AAA     California HFA MFHR
        (Home Mtg Rev)
        MBIA Ser 91C AMT
        7.00%, 8/01/23..............     1,475      1,520,474
AAA     California HFA SFHR
        (Home Mtg Rev)
        MBIA Ser 97I AMT
        5.75%, 2/01/29..............    14,075     13,460,626
A+      California HFA MFHR
        (Multi-Unit Rental Hsg)
        Ser 92A AMT
        6.50%, 2/01/14..............     4,865      4,992,706
AAA     California HFA SFMR
        (Home Mtg Rev)
        AMBAC Ser 96H AMT
        6.20%, 2/01/27..............     8,000      8,025,840
AA-     California HFA SFMR
        (Home Mtg Rev)
        Ser 91G AMT
        7.05%, 8/01/27..............     3,030      3,091,509
AA-     California HFA SFMR
        (Home Mtg Rev)
        Ser 94E AMT
        6.70%, 8/01/25..............     7,335      7,515,441
AA-     California HFA SFMR
        (Home Mtg Rev)
        Ser 94H AMT
        7.50%, 8/01/25..............     1,155      1,176,760
AAA     California HFA SFMR
        (Home Mtg Rev)
        Ser 95A-2 AMT
        6.45%, 8/01/25..............    12,160     12,339,968
AA      California HFA SFMR
        (Home Mtg Rev)
        Ser 99A-2 AMT
        5.25%, 8/01/26..............     7,550      6,708,100
AAA     California HFA SFMR
        (Home Mtg Rev)
        Ser R AMT
        6.15%, 8/01/27..............     3,285      3,287,004
AAA     California HFA SFMR
        (Mtg Rev)
        Ser 97M AMT
        5.60%, 8/01/29..............     4,350      4,024,707
A       California Poll Ctl Fin Auth
        (Tracy Material Recovery)
        Ser 99A ACA AMT
        5.70%, 8/01/14..............     3,670      3,605,078
BB-     California Poll Ctl Fin Auth
        PCR (Keller Canyon/
        Browning-Ferris Ind)
        Ser 92 AMT
        6.88%, 11/01/27.............     5,000      5,005,200
AA-     California Poll Ctl Fin Auth
        PCR (Pacific Gas & Elec)
        Ser 93A AMT
        5.88%, 6/01/23..............    45,345     44,520,174
AA-     California Poll Ctl Fin Auth
        PCR (Pacific Gas & Elec)
        Ser 93B AMT
        5.85%, 12/01/23.............    56,000     54,794,320
A+      California Poll Ctl Fin Auth
        PCR (San Diego Gas & Elec)
        Ser 93A AMT
        5.85%, 6/01/21 .............    32,335     31,865,819
AAA     California Poll Ctl Fin Auth
        PCR (So Calif Edison)
        MBIA Ser 99C AMT
        5.55%, 9/01/31..............     7,950      7,369,730
A+      California Poll Ctl Fin Auth
        PCR (So Calif Edison)
        Ser 92B AMT
        6.40%, 12/01/24.............    36,030     37,816,367

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
AAA     California Rural MFA SFMR
        (Mtg Rev)
        GNMA FNMA
        Ser 99A AMT
        5.40%, 12/01/30.............   $ 5,000   $  4,514,600
NR      California Statewide Comm
        Dev Auth
        (San Diego Space & Science)
        Ser 96
        7.50%, 12/01/16.............     3,410      3,709,296
NR      California Statewide Comm
        Dev Auth
        (Sonoma Cntry Day Schl)
        Ser 99
        6.00%, 1/01/29 .............    14,000     13,036,660
BB+     California Statewide Comm
        Dev Auth
        (United Airlines)
        Ser 97 AMT
        5.63%, 10/01/34 ............    26,000     22,873,500
AAA     California Statewide Comm
        Dev Auth MFHR
        (Santa Paula
        VLG Apt) FNMA
        Ser 98D AMT
        5.43%, 5/01/28..............     2,090      1,915,004
NR      Capistrano Sch Dist
        Comm Fac 98-1(Ladera)
        Ser 99
        5.30%, 9/01/11..............     1,800      1,669,734
NR      Capistrano Sch Dist
        Comm Fac 98-2 (Ladera)
        Ser 99
        5.70%, 9/01/20..............     9,500      8,568,335
NR      Chino Comm
        Fac Dist 99-1
        (Spectrum West)
        6.35%, 9/01/29..............     3,000      2,929,110
A+      Chula Vista
        (San Diego Gas & Elec)
        Ser 92A AMT
        6.40%, 12/01/27.............    28,240     29,599,191
Aaa     Contra Costa Cnty MFHR
        (Byron Park Proj)
        GNMA Ser 93C AMT
        6.40%, 1/20/31 (b)..........    11,860     12,145,470
NR      Encinitas Comm
        Fac Dist 1
        (Encinitas Ranch)
        Ser 98A
        4.80%, 9/01/03 .............     1,675      1,653,661
        6.00%, 9/01/30 .............    21,170     19,845,816
NR      Encinitas Rec Rev
        (Encinitas Ranch Golf
        Course)
        Ser 96A
        7.75%, 9/01/26..............    10,660     11,478,795
NR      Fontana Comm
        Fac Dist 11
        Ser 99A
        6.50%, 9/01/27..............     2,350      2,254,261
NR      Fontana Comm
        Fac Dist 3
        (Hunters Ridge)
        Ser 90A Pre-refunded
        8.70%, 10/01/00.............     8,000      8,505,680
AAA     Fremont FHA MFHR
        (Regency Sq Apts)
        Ser 86A AMT
        7.75%, 11/01/28 ............     1,500      1,583,610
AAA     Garden Grove MFHR
        (Tudor Grove)
        GNMA Collat AMT
        7.25%, 5/20/32 .............     7,095      7,077,901
AA-     Long Beach
        (Harbor Rev)
        Ser 93 AMT
        5.13%, 5/15/18 .............    17,325     15,500,158
AAA     Los Angeles Cnty Arpt
        (Ontario Int'l Arpt)
        FGIC Ser 96A AMT
        6.00%, 5/15/22 .............    12,780     12,686,067
NR      Los Angeles Cnty Comm
        Fac Dist 4 (Calabasas Area)
        Ser 92A Pre-refunded
        7.65%, 9/01/01..............     2,500      2,702,350
BB      Los Angeles Comm Redev
        MFHR (Grand Ctrl Proj)
        Ser 93A AMT
        5.85%, 12/01/26.............     4,030      3,702,845
AAA     Los Angeles Harbor Rev
        MBIA Ser 96B AMT
        6.20%, 8/01/25..............    10,000     10,215,200
AA      Los Angeles Harbor Rev
        Ser 95B AMT
        6.63%, 8/01/25..............    24,000     25,259,760

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
AA      Los Angeles Harbor Rev
        Ser 96B AMT
        5.38%, 11/01/23.............   $13,250   $ 12,063,065
AAA     Mojave Wtr Agy
        Imp Dist M
        (Morongo Basin Pipeline)
        FGIC Ser 96
        5.80%, 9/01/22..............     5,000      4,955,800
AAA     North Calif Trans Agy
        Elec Rev
        (Calif-Oregon Trans)
        MBIA Ser 93A
        7.34%, 4/29/24..............     9,250      8,048,147
NR      Novato Comm
        Fac Dist 94-1
        (Hamilton Field)
        ETM Ser 95
        7.38%, 9/01/25..............    12,400     13,244,316
AAA     Orange Cnty Arpt Rev
        (John Wayne Int'l)
        MBIA Ser 93 AMT
        5.50%, 7/01/18..............     4,500      4,287,825
NR      Orange Cnty Comm
        Fac Dist 87-2
        (Portola Hills)
        Ser 91A Pre-refunded
        9.30%, 8/15/01..............     8,750      9,683,362
NR      Orange Cnty Comm
        Fac Dist 92-1
        (Las Flores/Capistrano USD)
        Ser 97 Pre-refunded
        7.10%, 9/01/07..............     3,200      3,597,856
BBB-    Orange Cnty Sr Lien
        Foothill/Eastern Corridor
        ETM Ser 95A
        Zero coupon, 1/01/25........    15,000      3,323,550
        Zero coupon, 1/01/27........    10,000      1,945,000
        Zero coupon, 1/01/28........    10,000      1,831,200
AAA     Orange Cnty Sr Lien
        San Joaquin Hills
        Trans Corridor
        ETM Ser 93
        Zero coupon, 1/01/17........    16,000      5,898,720
        Zero coupon, 1/01/19........    20,000      6,442,800
        Zero coupon, 1/01/20........    20,000      5,990,400
        Zero coupon, 1/01/21........    20,000      5,642,600
        Zero coupon, 1/01/23........    35,000      8,781,500
        Zero coupon, 1/01/25........    18,100      4,010,417
        7.00%, 1/01/30..............    13,400     14,696,182
AAA     Palm Springs COP
        ETM Ser 91B
        Zero coupon, 4/15/21........    35,525      9,628,341
AAA     Palm Springs Fin Auth
        Arpt Rev
        (Palm Springs
        Regional Arpt)
        MBIA
        Ser 92 AMT
        6.00%, 1/01/22..............     6,860      6,851,013
A-      Placer Cnty Res Rec
        (Wtrn Placer Wst Mgmt)
        Ser 94 AMT
        6.75%, 7/01/14..............     5,800      6,019,240
AAA     Port of Oakland
        MBIA
        Ser 92E AMT
        6.40%, 11/01/22.............    23,370     24,319,056
        6.50%, 11/01/16.............     8,000      8,376,720
BBB+    Port of Oakland Spec Fac
        (Mitsui OSK Lines)
        Ser 92A AMT
        6.80%, 1/01/19..............     3,700      3,863,466
NR      Riverside Cnty Asses
        Dist 161
        (Winchester Prop)
        Ser 94C
        10.00%, 9/02/14.............     5,035      5,402,102
NR      Roseville Comm
        Fac Dist 1
        (No Central Roseville)
        Ser 99
        5.00%, 9/01/04..............     1,015      1,000,831
        5.10%, 9/01/05..............     2,590      2,542,525
        5.80%, 9/01/17..............    15,250     14,643,507
AAA     Sacramento Cnty Arpt
        Sys Rev
        FGIC Ser 92A AMT
        Pre-refunded
        6.00%, 7/01/02..............     7,045      7,401,900
        FGIC Ser 92A AMT
        6.00%, 7/01/20..............     4,705      4,708,340
AAA     Sacramento Cnty Arpt
        Sys Rev
        MBIA Ser 96A AMT
        5.90%, 7/01/24..............     5,050      4,965,817

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
=============================================================
NR      Sacramento Comm
        Fac Dist 97-01
        (No Natomas Proj)
        Ser 97A
        6.70%, 9/01/17..............   $ 6,615   $  6,792,216
        6.75%, 9/01/27..............     9,370      9,620,554
NR      Sacramento Con Ctr Hotel
        (Sheraton Grand)
        Ser 99A
        6.25%, 1/01/30..............    12,000     11,347,440
NR      Sacramento City &
        Cnty Comm
        Fac Dist4
        (No Natomas Proj)
        Ser 99A
        5.70%, 9/01/23..............     6,215      5,750,304
AAA     San Bernardino Cnty
        Solid Waste
        (Inland Empire)
        FSA Ser 96B AMT
        6.00%, 8/01/16..............     2,500      2,538,775
NR      San Clemente
        Assessment Dist 98-1
        Ser 99
        6.05%, 9/02/28..............     4,000      3,806,320
AAA     San Diego HFA
        MFHR Rental Housing Rev
        Ser 98C AMT
        5.25%, 1/20/40..............     6,380      5,673,415
AAA     San Francisco City & Cnty
        Int'l Arpt
        AMBAC Ser 94 II-6 AMT
        6.60%, 5/01/24..............     5,000      5,298,850
AAA     San Francisco City & Cnty
        Int'l Arpt
        FGIC Ser 94 II-5 AMT
        6.50%, 5/01/24..............    11,000     11,544,940
AAA     San Francisco City & Cnty
        Int'l Arpt
        FGIC Ser 96-II AMT
        6.25%, 5/01/26..............     7,000      7,138,110
AAA     San Francisco City & Cnty
        Int'l Arpt
        MBIA Ser 10A AMT
        5.70%, 5/01/26 .............     9,385      8,977,785
AAA     San Francisco City & Cnty
        Int'l Arpt
        MBIA Ser 93 AMT
        6.10%, 5/01/13 .............     2,650      2,746,089
AAA     San Francisco City & Cnty
        Int'l Arpt
        MBIA Ser 93-3 AMT
        Pre-refunded
        6.20%, 5/01/03..............     8,920      9,575,977
AAA     San Francisco City & Cnty
        Int'l Arpt
        MBIA Ser 93 AMT
        Pre-refunded
        6.10%, 5/01/03..............     4,240      4,538,241
        MBIA Ser 93 AMT
        6.20%, 5/01/20..............     5,580      5,715,315
AAA     San Jose Arpt Rev
        (San Jose Arpt)
        FGIC Ser 93 AMT
        5.70%, 3/01/18..............     8,825      8,696,067
NR      Santa Margarita Wtr
        Fac Dist 99-1
        Ser 99
        6.25%, 9/01/29..............    27,545     26,569,632
AAA     So Calif HFA
        SFMR GNMA/FNMA
        Ser 91B AMT
        6.90%, 10/01/24.............     1,290      1,323,992
AAA     So Calif HFA
        SFMR GNMA/FNMA
        Ser 92A AMT
        6.75%, 9/01/22..............     1,110      1,130,679
NR      Stockton
        (West 8th St Proj)
        Ser 99
        6.30%, 9/02/21..............     4,200      4,091,766
BBB+    Westminster Redev Agy
        MFHR
        (Rose Garden Apt)
        Ser 93A AMT
        6.75%, 8/01/24..............     4,300      4,369,316
NR      Winchester Hills Comm
        Fac Dist 98-1
        (Winchester Hills)
        Ser 98A
        6.30%, 9/01/18..............     4,555      4,437,071
        6.38%, 9/01/28..............     6,700      6,514,343
AAA     Yolo Cnty Hsg Auth
        MFHR
        (Waggener
        Ranch Apts)
        FHA Ser 91 AMT
        7.00%, 10/01/33.............     9,000      9,509,490
                                                 ------------
                                                  901,880,444
                                                 ------------

                                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        MASSACHUSETTS - 1.9%
AAA     Massachusetts Port Auth
        (Boston fuel Corp)
        MBIA Ser 97 AMT
        6.00%, 7/01/36..............   $20,960   $ 20,353,837
                                                 ------------
        NEW YORK - 2.5%
Aa2     New York Mtg Agy
        SFMR (Homeowner Mort)
        Ser 84 AMT
        5.95%, 4/01/30 (b)..........    28,035     27,116,293
                                                 ------------
        PENNSYLVANIA - 1.2%
AA+     Pennsylvania HFA
        SFMR (Home Mtg)
        Ser 99-67A
        5.90%, 10/01/30.............    13,300     12,806,038
                                                 ------------
        PUERTO RICO - 2.3%
AAA     Puerto Rico HFC
        SFMR (Home Mtg Rev)
        GNMA Ser 98A AMT
        5.20%, 12/01/32.............    22,040     19,232,545
BBB-    Puerto Rico Port Auth
        (American Airlines)
        Series 96A AMT
        6.25%, 6/01/26..............     5,475      5,349,896
                                                 ------------
                                                   24,582,441
                                                 ------------
        TOTAL LONG TERM
        MUNICIPAL BONDS
           (cost $962,786,542)......              986,739,053
                                                 ------------
        SHORT TERM
        MUNICIPAL NOTES (d) - 4.8%
        CALIFORNIA - 4.8%
NR      Auburn IDR
        (Coherent Inc Proj)
        Ser 88 AMT VRDN
        4.90%, 10/01/08.............     1,600      1,600,000
A-1+    Calif Statewide IDR
        (Pasco Proj)
        Ser 94B AMT VRDN
        3.55%, 12/01/14.............     2,295      2,295,000
A-1+    California IDR
        (APM Inc Proj)
        Ser 94A AMT VRDN
        3.55%, 6/01/04..............       750        750,000
A-1+    California IDR
        (DV Industries Inc Proj)
        Ser 94A AMT VRDN
        3.55%, 8/01/19..............     1,450      1,450,000
A-1+    California IDR
        (Johnson Proj)
        Ser 95E AMT VRDN
        3.55%, 11/01/20.............     1,600      1,600,000
A-1+    California IDR
        (Merrill Packaging Proj)
        Ser 93 AMT VRDN
        3.55%, 12/01/18.............     1,510      1,510,000
A-1+    California IDR
        (Packaging Innovators Corp)
        Ser 94A AMT VRDN
        3.55%, 6/01/19..............     2,675      2,675,000
A-1+    California IDR
        (Sunclipse Union City Proj)
        Ser 89 VRDN
        3.55%, 9/01/04..............     2,135      2,135,000
A-1+    California IDR
        (Watt Four, LLC)
        Ser 97 AMT VRDN
        3.55%, 5/01/22..............     2,630      2,630,000
A-1     California Poll Ctl
        Fin Auth PCR
        (Wadham Energy Proj)
        Ser 87A ATM VRDN
        3.90%, 11/01/17.............     5,475      5,475,000
A-1     California Poll Ctl
        Fin Auth PCR
        (Wadham Energy Proj)
        Series 87C AMT VRDN
        3.90%, 11/01/17.............     4,700      4,700,000
A-1+    California Poll Ctl
        Fin Auth
        Solid Waste Rev
        (Nummi Mfg)
        Ser 98A AMT VRDN
        3.20%, 4/01/18..............     9,015      9,015,000
VMIG-1  California Statewide
        Dev Auth Indl Dev
        (Karcher Property)
        Ser 94C AMT VRDN
        3.55%, 12/01/19.............     2,000      2,000,000
A-1     Chula Vista
        (San Diego Gas & Elec)
        Ser 96B AMT VRDN
        3.80%, 12/01/21.............     1,500      1,500,000
A-1+    San Bernardino IDR
        (NRI Inc Proj)
        Ser 89 AMT VRDN
        3.55%, 5/01/09..............     1,425      1,425,000

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
A-2     Santa Cruz Cnty HFA
        MFHR
        (Paloma Del Mar Apts)
        Ser 92A AMT VRDN
        5.00%, 6/01/22..............   $ 7,700 $    7,700,000
A-1+    Santa Cruz Cnty IDR
        Wilson Entities Ltd)
        Ser 93 AMT VRDN
        2.60%, 11/01/18.............     2,505      2,505,000
                                               --------------
        TOTAL SHORT TERM
        MUNICIPAL NOTES
           (cost $50,965,000).......               50,965,000
                                               --------------

        TOTAL INVESTMENTS - 97.1%
           (cost $1,013,751,542)....           $1,037,704,053
        Other assets less
          liabilities - 2.9% .......               30,842,527
                                               --------------
        NET ASSETS - 100%...........           $1,068,546,580
                                               ==============

--------------------------------------------------------------------------------

See footnote summary on page 28.

See Glossary of Terms on page 28.

See notes to financial statements.

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
        CALIFORNIA MUNICIPAL BONDS - 98.4%
AAA     Alhambra COP
        Assess Dist 91-1 (Police Fac)
        AMBAC Ser 92
        6.75%, 9/01/23..............   $ 5,000   $  5,252,750
AAA     Brea Pub Fin Auth
        Tax Alloc Redev (Proj B)
        MBIA Ser 91A
        7.00%, 8/01/15..............     1,470      1,552,202
AAA     California HFA MFHR
        (Home Mtg Rev)
        AMBAC Ser 95A
        6.25%, 2/01/37..............     5,000      5,089,550
AAA     Castaic Lake Wtr Agy
        (Wtr Sys Proj)
        AMBAC Ser 99
        Zero coupon, 8/01/28........    10,445      1,800,823
        Zero coupon, 8/01/29........    10,445      1,693,970
AAA     Coronado Comm Dev Proj
        Tax Alloc FSA Ser 96
        6.00%, 9/01/26..............     8,700      8,764,293
AAA     Encinitas Comm
        Fac Dist 1
        (Encinitas Ranch)
        Ser 95A Pre-refunded
        7.38%, 9/01/05..............     4,600      5,265,850
AAA     Fontana Pub Fin Auth
        Tax Alloc (No Fontana)
        MBIA Ser 93A
        5.63%, 9/01/24..............     8,805      8,501,756
AAA     Glendale Hlth Fac Rev
        (Glendale Mem Hosp)
        CONNIE LEE
        ETM Ser 95A
        5.60%, 11/15/25.............     2,000      1,910,420
AAA     La Mirada Redev Agy
        Tax Alloc
        (Commercial Redev)
        FSA Ser 95B
        5.90%, 8/15/24..............     5,000      5,002,550
Aa      Lancaster Redev Agy
        MFHR (High Valley Apts)
        FHA Ser 96A
        6.00%, 6/01/27 (b)..........     4,170      4,177,298
AAA     Los Angeles Cnty
        Metro Trans Auth
        MBIA Ser 93A
        5.63%, 7/01/18..............     3,000      2,947,080
AAA     Los Angeles Cnty Comm Redev
        Tax Alloc (Bunker Hill Proj)
        FSA Ser 93H
        5.60%, 12/01/28 ............     9,000      8,626,230
AAA     Los Angeles Cnty Trans
        Comm
        FGIC Ser 91B
        6.50%, 7/01/15 .............     5,000      5,219,650
AAA     Madera Cnty COP
        Hosp Rev (Valley Children's
        Hosp)
        MBIA Ser 95 Pre-refunded
        6.13%, 3/15/05..............     4,000      4,365,600
AAA     Mojave Wtr Agy Imp Dist M
        (Morongo Basin Pipeline)
        FGIC Ser 96
        5.80%, 9/01/22..............     5,000      4,955,800
AAA     Orange Cnty
        (Saddleback Valley)
        FSA Ser 95A
        5.65%, 9/01/17..............     2,000      1,982,100
AAA     Orange Cnty Recovery
        MBIA Ser 96A
        6.00%, 7/01/26 .............     3,000      3,021,840
AAA     Orange Cnty Sr Lien
        Foothill/Eastern Corr Agy
        ETM Ser 95A
        Zero coupon, 1/01/24........    10,255      2,418,129
        Zero coupon, 1/01/30........    27,935      4,534,409
AAA     Rancho Wtr Dist Fin Auth
        AMBAC Ser 91 Pre-refunded
        9.27%, 9/11/01..............     3,000      3,354,540
AAA     Redding COP
        Elec Sys Rev
        MBIA Ser 92
        9.12%, 7/01/22 (c)..........     2,000      2,235,120
NR      Riverside Comm
        Fac Dist 90-1
        (Highlander Proj)
        Ser 91A
        8.50%, 9/01/15..............     2,000      2,136,060
AAA     Sacramento Cnty Arpt
        Sys Rev
        MBIA Ser 96B Pre-refunded
        5.75%, 7/01/06 .............     3,260      3,517,018
AAA     Sacramento Muni Util Dist
        Elec Rev
        MBIA Ser 93E
        5.75%, 5/15/22..............     5,000      4,925,400

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)              Alliance Municipal Income Fund
================================================================================

Standard &                           Principal
Poor's                                Amount
Ratings (a)                            (000)            Value
-------------------------------------------------------------
AAA     San Bernardino Cnty Redev
        (Ontario Proj 1)
        ETM MBIA Ser 93
        5.80%, 8/01/23..............   $10,000   $ 10,238,900
AAA     San Bernardino Cnty
        Redev Agy
        Tax Alloc (Joint Pwr Fin)
        FSA Ser 95A
        5.75%, 10/01/25.............     5,000      4,907,250
AAA     San Francisco City & Cnty
        Int'l Arpt
        MBIA Ser 93 II-4
        6.00%, 5/01/14..............     4,095      4,241,929
A       San Francisco Univ Ed Fac
        (Student Hsg Rev)
        ACA Ser 99
        5.25%, 7/01/32..............    18,000     15,548,760
AAA     Shasta Lake
        Elec Sys Rev FSA
        Ser 96-2
        6.00%, 4/01/16..............     2,895      2,967,809
AAA     So Tahoe Joint Pwr Fin Auth
        CAP MAC Ser 95A
        5.75%, 10/01/25.............     4,500      4,416,525
AAA     Univ of California Regents
        (UCLA Med Ctr)
        MBIA Ser 94
        5.50%, 12/01/20 ............     1,685      1,606,159
                                                 ------------
        TOTAL INVESTMENTS - 98.4%
           (cost $144,341,034)......              147,177,770
        Other assets less
          liabilities - 1.6% .......                2,376,370
                                                 ------------
        NET ASSETS - 100%...........             $149,554,140
                                                 ============

--------------------------------------------------------------------------------

(a)   Unaudited.

(b)   Moody's or Fitch Rating (unaudited).

(c) Inverse floater security - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA             American Capital Access Financial Guaranty Corporation
      AMBAC           American Municipal Bond Assurance Corporation
      AMT             Alternative Minimum Tax
      CAP MAC         Capital Markets Assurance Corporation
      CONNIE LEE      Connie Lee Insurance Company
      COP             Certificate of Participation
      ETM             Escrow to Maturity
      FGIC            Financial Guaranty Insurance Company
      FHA             Federal Housing Administration
      FHLMC           Federal Home Loan Mortgage Corp
      FNMA            Federal National Mortgage Association
      FSA             Financial Security Assurance Inc.
      GNMA            Government National Mortgage Association
      GO              General Obligation
      HDA             Housing Development Authority
      HFA             Housing Finance Authority
      HFC             Home Finance Corporation
      IDA             Industrial Development Authority
      IDR             Industrial Development Revenue
      MBIA            Municipal Bond Investors Assurance
      MFA             Mortgage Finance Authority
      MFHR            Multi-Family Housing Revenue
      NR              Rating not applied for
      PCR             Pollution Control Revenue
      SFMR            Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

                                                                      Insured                                           Insured
                                                      National        National       New York         California       California
                                                    ------------    ------------   ------------     --------------    ------------
ASSETS
   Investments in securities, at value
      (cost: $691,829,454; $217,513,261;
      $388,026,129; $1,013,751,542 and
      $144,341,034, respectively) ...............   $686,465,540    $216,183,122   $389,258,924     $1,037,704,053    $147,177,770
   Cash..........................................             -0-      1,181,865        764,430            480,062         194,612
   Interest receivable...........................     11,904,945       3,394,581      6,031,324         18,558,567       2,382,941
   Receivable for capital stock sold.............      7,036,509       2,667,187      3,593,372          7,958,205         878,775
   Receivable for investment securities sold.....      1,127,814       2,679,541        372,908         18,846,840              -0-
                                                    ------------    ------------   ------------     --------------    ------------
   Total assets..................................    706,534,808     226,106,296    400,020,958      1,083,547,727     150,634,098
                                                    ------------    ------------   ------------     --------------    ------------
LIABILITIES
   Due to custodian..............................        324,485              -0-            -0-                -0-             -0-
   Payable for investment securities purchased...     26,138,253       2,213,961             -0-         3,904,561              -0-
   Payable for capital stock redeemed............      6,669,658       2,540,840      4,780,933          8,526,480         627,406
   Dividends payable ............................      1,033,185         293,747        604,840          1,577,788         180,010
   Distribution fee payable......................        338,108          89,872        196,965            505,413          61,053
   Advisory fee payable..........................        115,597          95,034         49,904            274,151          70,188
   Unclaimed dividends...........................         78,007              -0-            -0-            90,989          90,989
   Accrued expenses..............................         85,668          37,604         64,919            121,765          50,312
                                                    ------------    ------------   ------------     --------------    ------------
   Total liabilities.............................     34,782,961       5,271,058      5,697,561         15,001,147       1,079,958
                                                    ------------    ------------   ------------     --------------    ------------
NET ASSETS.......................................   $671,751,847    $220,835,238   $394,323,397     $1,068,546,580    $149,554,140
                                                    ============    ============   ============     ==============    ============
COMPOSITION OF NET ASSETS
   Capital stock, at par.........................   $     67,108    $     23,676    $    41,713     $      100,964    $     11,411
   Additional paid-in capital....................    709,373,695     232,448,742    403,373,391      1,072,863,860     150,919,614
   Distributions in excess of net investment
      income.....................................     (1,033,185)       (293,747)      (604,840)        (1,577,788)        (67,665)
   Accumulated net realized loss on
      investment transactions....................    (31,290,937)    (10,013,294)    (9,719,662)       (26,792,967)     (4,145,956)
   Net unrealized appreciation (depreciation)
      of investments.............................     (5,364,834)     (1,330,139)     1,232,795         23,952,511       2,836,736
                                                    ------------    ------------   ------------     --------------    ------------
                                                    $671,751,847    $220,835,238   $394,323,397     $1,068,546,580    $149,554,140
                                                    ============    ============   ============     ==============    ============
   Class A Shares
   Net assets....................................   $402,922,170    $168,571,546   $234,835,219     $  684,403,255    $111,535,451
                                                    ============    ============   ============     ==============    ============
   Shares of capital stock outstanding...........     40,229,105      18,065,329     24,839,812         64,660,148       8,510,750
                                                    ============    ============   ============     ==============    ============
   Class B Shares
   Net assets....................................   $157,090,148    $ 32,585,168   $111,283,440     $  224,924,226    $ 21,627,704
                                                    ============    ============   ============     ==============    ============
   Shares of capital stock outstanding...........     15,707,147       3,498,379     11,774,538         21,256,860       1,650,085
                                                    ============    ============   ============     ==============    ============
   Class C Shares
   Net assets....................................   $111,739,529    $ 19,678,524    $48,204,738     $  159,219,099    $ 16,390,985
                                                    ============    ============   ============     ==============    ============
   Shares of capital stock outstanding...........     11,171,754       2,111,833      5,098,486         15,047,147       1,250,331
                                                    ============    ============   ============     ==============    ============

Statements Of Assets And Liabilities (cont.)      Alliance Municipal Income Fund
================================================================================

                                                                      Insured                                           Insured
                                                      National        National       New York         California       California
                                                    ------------    ------------   ------------     --------------    ------------
CALCULATION OF MAXIMUM
OFFERING PRICE
   Class A Shares
   Net asset value and redemption price
      per share..................................         $10.02           $9.33          $9.45             $10.58          $13.11
   Sales charge -- 4.25% of public offering
      price......................................            .44             .41            .42                .47             .58
                                                          ------           -----          -----             ------          ------
   Maximum offering price........................         $10.46           $9.74          $9.87             $11.05          $13.69
                                                          ======           =====          =====             ======          ======
   Class B Shares
   Net asset value and offering price per
      share......................................         $10.00           $9.31          $9.45             $10.58          $13.11
                                                          ======           =====          =====             ======          ======
   Class C Shares
   Net asset value and offering price per
      share......................................         $10.00           $9.32          $9.45             $10.58          $13.11
                                                          ======           =====          =====             ======          ======

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended October 31, 1999                       Alliance Municipal Income Fund
================================================================================

                                                                         Insured                                        Insured
                                                          National       National        New York      California      California
                                                        ------------   ------------    ------------   ------------    ------------
INVESTMENT INCOME
   Interest.........................................    $ 38,407,090   $ 12,715,851    $ 22,293,746   $ 56,332,469    $  8,969,894
                                                        ------------   ------------    ------------   ------------    ------------
EXPENSES
   Advisory fee ....................................       4,354,805      1,462,721       2,434,115      6,312,842         875,130
   Distribution fee - Class A.......................       1,178,257        524,176         660,634      1,903,085         346,078
   Distribution fee - Class B.......................       1,893,298        454,104       1,196,573      2,281,628         267,312
   Distribution fee - Class C.......................       1,146,865        224,087         495,897      1,475,303         170,241
   Transfer agency..................................         546,831        146,561         288,060        472,038          73,518
   Custodian........................................         178,455        100,070         122,587        213,208          83,765
   Registration.....................................         100,181         35,648          13,440         35,747           3,880
   Administrative...................................          92,000         92,000          92,000         92,000          92,000
   Printing.........................................          86,009         24,616          39,144         93,495          15,918
   Audit and legal..................................          67,713         35,194          48,762         76,996          33,149
   Taxes............................................          51,068         20,948          28,205         66,980          13,324
   Directors' fees..................................           6,151          6,151           6,151          6,151           6,151
   Miscellaneous....................................          26,912         13,652          11,403         32,653           3,737
                                                        ------------   ------------    ------------   ------------    ------------
   Total expenses...................................       9,728,545      3,139,928       5,436,971     13,062,126       1,984,203
                                                        ------------   ------------    ------------   ------------    ------------
   Less: advisory fee waived (see note B)...........      (2,961,268)      (250,000)     (1,849,928)    (3,282,677)             -0-
                                                        ------------   ------------    ------------   ------------    ------------
   Net expenses.....................................       6,767,277      2,889,928       3,587,043      9,779,449       1,984,203
                                                        ------------   ------------    ------------   ------------    ------------
   Net investment income ...........................      31,639,813      9,825,923      18,706,703     46,553,020       6,985,691
                                                        ------------   ------------    ------------   ------------    ------------
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
   Net realized loss on investment transactions.....     (31,290,937)   (10,013,294)     (8,256,144)   (20,431,904)     (3,924,423)
   Net change in unrealized appreciation/depreciation
      of investments................................     (31,236,200)   (12,859,783)    (25,161,193)   (49,987,983)     (9,384,578)
                                                        ------------   ------------    ------------   ------------    ------------
   Net loss on investments..........................     (62,527,137)   (22,873,077)    (33,417,337)   (70,419,887)    (13,309,001)
                                                        ------------   ------------    ------------   ------------    ------------
NET DECREASE IN NET ASSETS FROM
OPERATIONS .........................................    $(30,887,324)  $(13,047,154)   $(14,710,634)  $(23,866,867)   $ (6,323,310)
                                                        ============   ============    ============   ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               Alliance Municipal Income Fund
================================================================================

                                                             National                                Insured National
                                            -----------------------------------------    -----------------------------------------
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                              October 31, 1999      October 31, 1998      October 31, 1999      October 31, 1998
                                            -------------------   -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
   Net investment income................          $ 31,639,813          $ 29,641,197           $  9,825,923          $  9,694,579
   Net realized gain (loss) on
      investment transactions...........           (31,290,937)           11,054,812            (10,013,294)            6,650,920
   Net change in unrealized
      appreciation/depreciation
      of investments....................           (31,236,200)             (660,042)           (12,859,783)             (168,400)
                                                  ------------          ------------           ------------          ------------
   Net increase (decrease) in net
      assets from operations............           (30,887,324)           40,035,967            (13,047,154)           16,177,099
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A...........................           (18,867,293)          (17,277,432)            (7,389,653)           (7,331,490)
      Class B...........................            (7,943,915)           (8,200,493)            (1,629,052)           (1,655,195)
      Class C...........................            (4,828,605)           (4,163,272)              (807,218)             (707,894)
   Distributions in excess of net
      investment income
      Class A...........................            (1,721,256)           (1,076,316)              (328,139)             (882,481)
      Class B...........................              (724,721)             (510,858)               (72,338)             (199,233)
      Class C...........................              (440,512)             (259,356)               (35,845)              (85,208)
   Net realized gain on investments
      Class A...........................            (3,219,099)                   -0-            (3,797,073)           (3,321,194)
      Class B...........................            (1,765,332)                   -0-            (1,065,551)             (878,080)
      Class C...........................              (974,028)                   -0-              (476,055)             (370,918)
CAPITAL STOCK
TRANSACTIONS
   Net increase (decrease)..............            72,852,855            51,860,472               (261,978)           13,768,898
                                                  ------------          ------------           ------------          ------------
   Total increase (decrease)............             1,480,770            60,408,712            (28,910,056)           14,514,304
NET ASSETS
   Beginning of year....................           670,271,077           609,862,365            249,745,294           235,230,990
                                                  ------------          ------------           ------------          ------------
   End of year..........................          $671,751,847          $670,271,077           $220,835,238          $249,745,294
                                                  ============          ============           ============          ============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                  Alliance Municipal Income Fund
================================================================================

                                                                                                         New York
                                                                                         -----------------------------------------
                                                                                             Year Ended            Year Ended
                                                                                          October 31, 1999      October 31, 1998
                                                                                         -------------------   -------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
   Net investment income............................................................           $ 18,706,703          $ 15,989,493
   Net realized gain (loss) on investment
      transactions..................................................................             (8,256,144)            2,109,069
   Net change in unrealized
      appreciation of investments...................................................            (25,161,193)            4,593,642
                                                                                               ------------          ------------
   Net increase (decrease) in net assets from
      operations....................................................................            (14,710,634)           22,692,204
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A.......................................................................            (11,259,004)           (9,784,034)
      Class B.......................................................................             (5,262,517)           (4,539,871)
      Class C.......................................................................             (2,185,182)           (1,665,588)
   Distributions in excess of net
      investment income
      Class A.......................................................................               (141,491)             (329,150)
      Class B.......................................................................                (66,134)             (152,729)
      Class C.......................................................................                (27,461)              (56,033)
CAPITAL STOCK
TRANSACTIONS
   Net increase.....................................................................             61,469,975            43,586,484
                                                                                               ------------          ------------
   Total increase...................................................................             27,817,552            49,751,283
NET ASSETS
   Beginning of year................................................................            366,505,845           316,754,562
                                                                                               ------------          ------------
   End of year......................................................................           $394,323,397          $366,505,845
                                                                                               ============          ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (cont.)       Alliance Municipal Income Fund
================================================================================

                                                            California                              Insured California
                                            -----------------------------------------    -----------------------------------------
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                              October 31, 1999      October 31, 1998      October 31, 1999      October 31, 1998
                                            -------------------   -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
   Net investment income................        $   46,553,020          $ 37,386,117           $  6,985,691          $  6,625,535
   Net realized gain (loss) on
      investment transactions...........           (20,431,904)            6,234,155             (3,924,423)              112,114
   Net change in unrealized.............
      appreciation of investments.......           (49,987,983)           16,056,939             (9,384,578)            4,135,620
                                                --------------          ------------           ------------          ------------
   Net increase (decrease) in net
      assets from operations............           (23,866,867)           59,677,211             (6,323,310)           10,873,269
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A...........................           (30,803,448)          (24,897,286)            (5,199,011)           (4,943,558)
      Class B...........................            (9,555,417)           (7,973,937)            (1,008,516)           (1,139,926)
      Class C...........................            (6,194,155)           (4,514,894)              (644,427)             (542,051)
   Distributions in excess of net
      investment income
      Class A...........................            (1,624,504)           (1,151,725)                    -0-             (287,347)
      Class B...........................              (503,931)             (368,867)                    -0-              (66,259)
      Class C...........................              (326,665)             (208,855)                    -0-              (31,507)
CAPITAL STOCK
TRANSACTIONS
   Net increase.........................           258,928,720           134,072,838              3,657,065            10,150,493
                                                --------------          ------------           ------------          ------------
   Total increase (decrease)............           186,053,733           154,634,485             (9,518,199)           14,013,114
NET ASSETS
   Beginning of year....................           882,492,847           727,858,362            159,072,339           145,059,225
                                                --------------          ------------           ------------          ------------
   End of year..........................        $1,068,546,580          $882,492,847           $149,554,140          $159,072,339
                                                ==============          ============           ============          ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1999                                  Alliance Municipal Income Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund amortizes premiums, accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (continued)         Alliance Municipal Income Fund
================================================================================

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, certain portfolios had permanent defferences, primarily due to distributions in excess of net tax-exempt investment income which resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital for those portfolios. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the year ended October 31, 1999, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were: $2,961,268, $250,000, $1,849,928 and $3,282,677, respectively. Pursuant to the advisory agreement, the Fund paid $462,686 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $416,441; Insured National Portfolio, $107,214; New York Portfolio, $214,608; California Portfolio, $358,118 and Insured California Portfolio, $51,600 for the year ended October 31, 1999.

In addition, for the year ended October 31, 1999, the Fund's expenses were reduced by: National Portfolio $28,827; Insured National Portfolio $7,598; New York Portfolio $14,955; California Portfolio $24,716 and Insured California Portfolio, $3,646 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has recieved front-end sales charges for the respective Portfolio's Class A shares for the year ended October 31, 1999 were:
National Portfolio, $118,269; Insured National Portfolio, $19,762; New York Portfolio, $43,246; California Portfolio, $216,070; Insured California, $29,686. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were: National Portfolio, $16,578; New York, $18,246; California Portfolio, $64,334; Insured National, $11,949; Insured California Portfolio, $5,819. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $212,153; Insured National Portfolio, $67,540; New York Portfolio, $122,619; California Portfolio, $258,101; and Insured California Portfolio, $16,686. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were: National Portfolio, $28,468; Insured National Portfolio, $7,642; New York Portfolio, $34,467; California Portfolio, $66,876; and Insured California, $7,659.

                                                  Alliance Municipal Income Fund
================================================================================

NOTE C: Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                           Class B        Class C
---------                          ----------     ----------
National......................     $4,329,603     $3,541,158
Insured National..............      2,447,094      1,193,429
New York......................      4,500,004      1,798,282
California....................      7,426,911      3,575,665
Insured California............      1,854,964        909,433

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended October 31, 1999 were as follows:

Portfolio                        Purchases          Sales
---------                     --------------    --------------
National.................     $2,476,271,975    $2,308,441,468
Insured National.........        688,826,837       629,014,936
New York.................        602,412,891       487,712,313
California...............      1,095,312,691       772,441,188
Insured California.......        176,906,398       145,250,127

There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 1999.

At October 31, 1999, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                                                                                                       Net
                                                                               Gross Unrealized                    Unrealized
                                                                  ------------------------------------------      Appreciation
                                                  Tax Cost            Appreciation         (Depreciation)        (Depreciation)
                                            -------------------   -------------------    -------------------   -------------------
National................................       $  695,390,013           $ 5,080,216          $(14,004,689)        $(8,924,473)
Insured National........................          218,640,832             1,674,986            (4,132,696)         (2,457,710)
New York................................          389,027,190             6,207,844            (5,976,110)            231,734
California..............................        1,019,713,685            31,542,507           (13,552,139)         17,990,368
Insured California......................          145,245,094             3,424,380            (1,491,704)          1,932,676

NOTE E: Taxes

For Federal income tax purposes at October 31, 1999, the Fund had capital loss carryforwards for the following Portfolios: $27,730,378 expiring in 2007 for the National Portfolio; $8,885,723 expiring in 2007 for the Insured National Portfolio; $1,444,926 expiring in 2003 and $7,273,675 expiring in 2007 for the New York Portfolio; $4,309,001 expiring in 2003, $2,052,062 expiring in 2004 and $14,469,769 expiring in 2007 for the California Portfolio; $221,533 expiring in 2002 and $3,020,363 expiring in 2007 for the Insured California Portfolio.

NOTES TO FINANCIAL STATEMENTS (continued)         Alliance Municipal Income Fund
================================================================================

NOTE F: Capital Stock

There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                                                                               National Portfolio
                                             ---------------------------------------     -----------------------------------------
                                                              SHARES                                      AMOUNT
                                             ---------------------------------------     -----------------------------------------
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                                 October 31,           October 31,           October 31,           October 31,
                                                    1999                  1998                  1999                  1998
                                            -------------------   -------------------    -------------------   -------------------
Class A
Shares sold.............................             8,506,866             7,594,850           $ 91,581,471          $ 83,693,512
Shares issued in reinvestment of
   dividends and distributions..........             1,335,920               958,894             14,384,705            10,582,438
Shares converted from Class B...........             5,270,047               899,961             56,148,358             9,934,458
Shares redeemed.........................            (7,742,184)           (6,731,237)           (82,450,186)          (74,127,641)
                                                    ----------            ----------           ------------          ------------
Net increase............................             7,370,649             2,722,468           $ 79,664,348          $ 30,082,767
                                                    ==========            ==========           ============          ============
Class B
Shares sold.............................             5,776,146             4,004,496           $ 62,149,399          $ 44,261,765
Shares issued in reinvestment of
   dividends and distributions..........               652,921               532,635              7,053,644             5,876,000
Shares converted to Class A.............            (5,270,047)             (899,961)           (56,148,358)           (9,934,458)
Shares redeemed.........................            (3,274,019)           (3,238,840)           (35,084,961)          (35,717,016)
                                                    ----------            ----------           ------------          ------------
Net increase (decrease).................            (2,114,999)              398,330           $(22,030,276)         $  4,486,291
                                                    ==========            ==========           ============          ============
Class C
Shares sold.............................             3,122,435             2,677,765           $ 33,601,967          $ 29,579,521
Shares issued in reinvestment of
   dividends and distributions..........               492,277               392,655              5,318,617             4,329,223
Shares redeemed.........................            (2,217,831)           (1,506,893)           (23,701,801)          (16,617,330)
                                                    ----------            ----------           ------------          ------------
Net increase............................             1,396,881             1,563,527           $ 15,218,783          $ 17,291,414
                                                    ==========            ==========           ============          ============

                                                                           Insured National Portfolio
                                             ---------------------------------------     -----------------------------------------
                                                              SHARES                                      AMOUNT
                                             ---------------------------------------     -----------------------------------------
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                                 October 31,           October 31,           October 31,           October 31,
                                                    1999                  1998                  1999                  1998
                                            -------------------   -------------------    -------------------   -------------------
Class A
Shares sold.............................             1,460,910             1,642,188           $ 14,626,498          $ 17,152,883
Shares issued in reinvestment of
   dividends and distributions..........               735,233               702,615              7,458,642             7,318,564
Shares converted from Class B...........             1,461,900               111,070             14,407,154             1,163,290
Shares redeemed.........................            (2,601,120)           (1,706,766)           (26,087,146)          (17,848,065)
                                                    ----------            ----------           ------------          ------------
Net increase............................             1,056,923               749,107           $ 10,405,148          $  7,786,672
                                                    ==========            ==========           ============          ============

                                                  Alliance Municipal Income Fund
================================================================================

                                              Insured National Portfolio (continued)
                                   ----------------------------    ----------------------------
                                              Shares                          Amount
                                   ----------------------------    ----------------------------
                                    Year Ended      Year Ended      Year Ended      Year Ended
                                    October 31,     October 31,     October 31,     October 31,
                                       1999            1998            1999            1998
                                   ------------    ------------    ------------    ------------
Class B
Shares sold ....................      1,130,671       1,034,758    $ 11,487,371    $ 10,829,842
Shares issued in reinvestment of
   dividends and distributions .        203,847         190,011       2,072,901       1,977,801
Shares converted to Class A ....     (1,461,900)       (111,070)    (14,407,154)     (1,163,290)
Shares redeemed ................     (1,010,373)       (817,274)    (10,137,552)     (8,543,696)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........     (1,137,755)        296,425    $(10,984,434)   $  3,100,657
                                   ============    ============    ============    ============
Class C
Shares sold ....................        532,822         402,996    $  5,412,387    $  4,220,683
Shares issued in reinvestment of
   dividends and distributions .        118,257         115,304       1,203,366       1,200,682
Shares redeemed ................       (630,452)       (243,043)     (6,298,445)     (2,539,796)
                                   ------------    ------------    ------------    ------------
Net increase ...................         20,627         275,257    $    317,308    $  2,881,569
                                   ============    ============    ============    ============

                                                        New York Portfolio
                                   ----------------------------    ----------------------------
                                              Shares                          Amount
                                   ----------------------------    ----------------------------
                                    Year Ended      Year Ended      Year Ended      Year Ended
                                    October 31,     October 31,     October 31,     October 31,
                                       1999            1998            1999            1998
                                   ------------    ------------    ------------    ------------
Class A
Shares sold ....................      6,028,955       4,204,543    $ 59,952,589    $ 43,008,797
Shares issued in reinvestment of
   dividends and distributions .        692,717         610,190       6,951,513       6,244,173
Shares converted from Class B ..      2,262,106          70,171      22,454,536         719,730
Shares redeemed ................     (4,256,586)     (2,761,081)    (42,415,433)    (28,246,100)
                                   ------------    ------------    ------------    ------------
Net increase ...................      4,727,192       2,123,823    $ 46,943,205    $ 21,726,600
                                   ============    ============    ============    ============
Class B
Shares sold ....................      4,452,853       2,973,222    $ 44,805,273    $ 30,435,248
Shares issued in reinvestment of
   dividends and distributions .        369,247         336,709       3,709,916       3,444,476
Shares converted to Class A ....     (2,262,106)        (70,171)    (22,454,536)       (719,730)
Shares redeemed ................     (1,932,939)     (1,605,906)    (19,340,640)    (16,421,860)
                                   ------------    ------------    ------------    ------------
Net increase ...................        627,055       1,633,854    $  6,720,013    $ 16,738,134
                                   ============    ============    ============    ============

NOTES TO FINANCIAL STATEMENTS (continued)         Alliance Municipal Income Fund
================================================================================

                                                    New York Portfolio (continued)
                                   ------------------------------    ------------------------------
                                               Shares                           Amount
                                   ------------------------------    ------------------------------
                                    Year Ended       Year Ended       Year Ended       Year Ended
                                    October 31,      October 31,      October 31,      October 31,
                                       1999             1998             1999             1998
                                   -------------    -------------    -------------    -------------
Class C
Shares sold ....................       1,772,374        1,797,741    $  18,029,331    $  18,408,602
Shares issued in reinvestment of
   dividends and distributions .         179,795          185,639        1,811,071        1,897,746
Shares redeemed ................      (1,199,740)      (1,486,617)     (12,033,645)     (15,184,598)
                                   -------------    -------------    -------------    -------------
Net increase ...................         752,429          496,763    $   7,806,757    $   5,121,750
                                   =============    =============    =============    =============

                                                        California Portfolio
                                   ------------------------------    ------------------------------
                                               Shares                           Amount
                                   ------------------------------    ------------------------------
                                    Year Ended       Year Ended       Year Ended       Year Ended
                                    October 31,      October 31,      October 31,      October 31,
                                       1999             1998             1999             1998
                                   -------------    -------------    -------------    -------------
Class A
Shares sold ....................      19,207,355       10,042,110    $ 214,251,881    $ 112,726,624
Shares issued in reinvestment of
   dividends and distributions .       1,409,134        1,185,228       15,636,654       13,289,149
Shares converted from Class B ..       4,408,895          114,030       48,518,625        1,283,090
Shares redeemed ................      (8,938,147)      (5,372,737)     (98,544,498)     (60,189,528)
                                   -------------    -------------    -------------    -------------
Net increase ...................      16,087,237        5,968,631    $ 179,862,662    $  67,109,335
                                   =============    =============    =============    =============
Class B
Shares sold ....................       9,703,601        5,018,694    $ 107,880,190    $  56,293,953
Shares issued in reinvestment of
   dividends and distributions .         540,254          488,172        6,008,232        5,472,448
Shares converted to Class A ....      (4,408,895)        (114,030)     (48,518,625)      (1,283,090)
Shares redeemed ................      (2,905,493)      (2,159,593)     (32,206,885)     (24,224,615)
                                   -------------    -------------    -------------    -------------
Net increase ...................       2,929,467        3,233,243    $  33,162,912    $  36,258,696
                                   =============    =============    =============    =============
Class C
Shares sold ....................       6,358,649        3,787,068    $  70,880,631    $  42,523,071
Shares issued in reinvestment of
   dividends and distributions .         479,445          411,862        5,335,024        4,614,537
Shares redeemed ................      (2,740,920)      (1,466,724)     (30,312,509)     (16,432,801)
                                   -------------    -------------    -------------    -------------
Net increase ...................       4,097,174        2,732,206    $  45,903,146    $  30,704,807
                                   =============    =============    =============    =============

                                                  Alliance Municipal Income Fund
================================================================================

                                                   Insured California Portfolio
                                   ----------------------------    ----------------------------
                                              Shares                          Amount
                                   ----------------------------    ----------------------------
                                    Year Ended      Year Ended      Year Ended      Year Ended
                                    October 31,     October 31,     October 31,     October 31,
                                       1999            1998            1999            1998
                                   ------------    ------------    ------------    ------------
Class A
Shares sold ....................      1,336,511       1,208,098    $ 18,648,962    $ 17,010,840
Shares issued in reinvestment of
   dividends and distributions .        175,146         183,708       2,430,609       2,585,734
Shares converted from Class B ..        395,355          13,557       5,457,034         192,508
Shares redeemed ................     (1,334,892)       (930,895)    (18,418,230)    (13,086,251)
                                   ------------    ------------    ------------    ------------
Net increase ...................        572,120         474,468    $  8,118,375    $  6,702,831
                                   ============    ============    ============    ============

Class B
Shares sold ....................        395,432         439,858    $  5,504,873    $  6,185,442
Shares issued in reinvestment of
   dividends and distributions .         53,821          53,385         752,744         751,134
Shares converted to Class A ....       (395,355)        (13,557)     (5,457,034)       (192,508)
Shares redeemed ................       (506,189)       (392,027)     (7,072,654)     (5,515,049)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........       (452,291)         87,659    $ (6,272,071)   $  1,229,019
                                   ============    ============    ============    ============
Class C
Shares sold ....................        369,407         251,196    $  5,117,248    $  3,555,671
Shares issued in reinvestment of
   dividends ...................         39,344          38,215         547,906         537,625
Shares redeemed ................       (282,163)       (133,253)     (3,854,393)     (1,874,653)
                                   ------------    ------------    ------------    ------------
Net increase ...................        126,588         156,158    $  1,810,761    $  2,218,643
                                   ============    ============    ============    ============

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1999.

FINANCIAL HIGHLIGHTS                              Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                National Portfolio
                                                         ----------------------------------------------------------------
                                                                                     Class A
                                                         ----------------------------------------------------------------
                                                                               Year Ended October 31,
                                                         ----------------------------------------------------------------
                                                           1999           1998         1997           1996         1995
                                                         --------       --------     --------       --------     --------
Net asset value, beginning of year ...................   $  11.09       $  10.94     $  10.51       $  10.45     $   9.41
                                                         --------       --------     --------       --------     --------
Income from Investment Operations
Net investment income (a) ............................        .52(b)         .55(b)       .57(b)         .58          .58
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.93)           .18          .44            .06         1.04
                                                         --------       --------     --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.41)           .73         1.01            .64         1.62
                                                         --------       --------     --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.52)          (.55)        (.58)          (.58)        (.58)
Distributions in excess of net investment income .....       (.04)          (.03)          -0-            -0-          -0-
Distributions from net realized gains ................       (.10)            -0-          -0-            -0-          -0-
                                                         --------       --------     --------       --------     --------
Total dividends and distributions ....................       (.66)          (.58)        (.58)          (.58)        (.58)
                                                         --------       --------     --------       --------     --------
Net asset value, end of year .........................   $  10.02       $  11.09     $  10.94       $  10.51     $  10.45
                                                         ========       ========     ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (3.93)%         6.82%        9.88%          6.32%       17.73%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $402,922       $364,429     $329,540       $325,288     $338,311
Ratios to average net assets of:
   Expenses, net of fee waivers ......................        .66%           .66%         .69%           .69%         .71%
   Expenses, before fee waivers ......................       1.12%          1.08%        1.11%          1.10%        1.09%
   Net investment income, net of fee waivers .........       4.86%          4.98%        5.40%          5.55%        5.84%
Portfolio turnover rate ..............................        393%            56%          72%           137%         118%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                  National Portfolio
                                                         ------------------------------------------------------------------
                                                                                       Class B
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  11.08       $  10.94       $  10.51       $  10.45     $   9.41
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income (a) ............................        .44(b)         .46(b)         .50(b)         .51          .51
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.93)           .19            .44            .06         1.04
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.49)           .65            .94            .57         1.55
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.44)          (.46)          (.50)          (.51)        (.51)
Distributions in excess of net investment income .....       (.05)          (.05)          (.01)            -0-          -0-
Distributions from net realized gains ................       (.10)            -0-            -0-            -0-          -0-
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.59)          (.51)          (.51)          (.51)        (.51)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $  10.00       $  11.08       $  10.94       $  10.51     $  10.45
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (4.65)%         6.05%          9.16%          5.61%       16.91%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $157,090       $197,517       $190,530       $214,994     $252,357
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.37%          1.37%          1.40%          1.40%        1.42%
   Expenses, before fee waivers ......................       1.74%          1.79%          1.79%          1.81%        1.80%
   Net investment income, net of fee waivers .........       4.12%          4.28%          4.69%          4.85%        5.13%
Portfolio turnover rate ..............................        393%            56%            72%           137%         118%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                 National Portfolio
                                                         ----------------------------------------------------------------
                                                                                       Class C
                                                         ----------------------------------------------------------------
                                                                               Year Ended October 31,
                                                         ----------------------------------------------------------------
                                                           1999           1998           1997          1996        1995
                                                         --------       --------       -------       -------     --------
Net asset value, beginning of year ...................   $  11.08       $  10.94       $ 10.51       $ 10.45     $   9.41
                                                         --------       --------       -------       -------     --------
Income From Investment Operations
Net investment income (a) ............................        .45(b)         .47(b)        .50(b)        .51          .51
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.94)           .18           .44           .06         1.04
                                                         --------       --------       -------       -------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.49)           .65           .94           .57         1.55
                                                         --------       --------       -------       -------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.45)          (.47)         (.50)         (.51)        (.51)
Distributions in excess of net investment income .....       (.04)          (.04)         (.01)           -0-          -0-
Distributions from net realized gains ................       (.10)            -0-           -0-           -0-          -0-
                                                         --------       --------       -------       -------     --------
Total dividends and distributions ....................       (.59)          (.51)         (.51)         (.51)        (.51)
                                                         --------       --------       -------       -------     --------
Net asset value, end of year .........................   $  10.00       $  11.08       $ 10.94       $ 10.51     $  10.45
                                                         ========       ========       =======       =======     ========
Total Return
Total investment return based on net asset value (c) .      (4.65)%         6.06%         9.18%         5.62%       16.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $111,740       $108,325       $89,792       $96,134     $108,068
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.36%          1.36%         1.39%         1.39%        1.41%
   Expenses, before fee waivers ......................       1.79%          1.82%         1.81%         1.80%        1.78%
   Net investment income, net of fee waivers .........       4.15%          4.28%         4.70%         4.85%        5.16%
Portfolio turnover rate ..............................        393%            56%           72%          137%         118%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                             Insured National Portfolio
                                                         ------------------------------------------------------------------
                                                                                       Class A
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  10.52       $  10.49       $  10.28       $  10.07     $   8.96
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income (a) ............................        .43(b)         .44(b)         .50(b)         .51          .51
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.95)           .28            .37            .22         1.13
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.52)           .72            .87            .73         1.64
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.43)          (.44)          (.50)          (.52)        (.51)
Distributions in excess of net investment income .....       (.02)          (.05)          (.02)            -0-        (.02)
Distributions from net realized gains ................       (.22)          (.20)          (.14)            -0-          -0-
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.67)          (.69)          (.66)          (.52)        (.53)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $   9.33       $  10.52       $  10.49       $  10.28     $  10.07
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (5.28)%         7.15%          8.77%          7.43%       18.72%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $168,572       $179,003       $170,631       $160,425     $165,548
Ratios to average net assets of:
   Expenses, net of fee waivers ......................        .99%          1.00%          1.02%          1.02%        1.01%
   Expenses, before fee waivers ......................       1.10%          1.12%          1.15%          1.12%        1.12%
   Net investment income, net of fee waivers .........       4.25%          4.21%          4.85%          5.04%        5.37%
Portfolio turnover rate ..............................        322%            27%            98%           157%         171%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                            Insured National Portfolio
                                                         -------------------------------------------------------------
                                                                                     Class B
                                                         -------------------------------------------------------------
                                                                              Year Ended October 31,
                                                         -------------------------------------------------------------
                                                           1999          1998          1997          1996        1995
                                                         -------       -------       -------       -------     -------
Net asset value, beginning of year ...................   $ 10.52       $ 10.49       $ 10.28       $ 10.07     $  8.96
                                                         -------       -------       -------       -------     -------
Income From Investment Operations
Net investment income (a) ............................       .36(b)        .37(b)        .42(b)        .44         .45
Net realized and unrealized gain (loss) on investment
   transactions ......................................      (.97)          .28           .38           .22        1.12
                                                         -------       -------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................      (.61)          .65           .80           .66        1.57
                                                         -------       -------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................      (.36)         (.37)         (.42)         (.45)       (.45)
Distributions in excess of net investment income .....      (.02)         (.05)         (.03)           -0-       (.01)
Distributions from net realized gains ................      (.22)         (.20)         (.14)           -0-         -0-
                                                         -------       -------       -------       -------     -------
Total dividends and distributions ....................      (.60)         (.62)         (.59)         (.45)       (.46)
                                                         -------       -------       -------       -------     -------
Net asset value, end of year .........................   $  9.31       $ 10.52       $ 10.49       $ 10.28     $ 10.07
                                                         =======       =======       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .     (6.10)%        6.48%         8.07%         6.74%      17.91%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $32,585       $48,751       $45,542       $52,156     $58,990
Ratios to average net assets of:
   Expenses, net of fee waivers ......................      1.70%         1.71%         1.75%         1.73%       1.72%
   Expenses, before fee waivers ......................      1.79%         1.87%         1.86%         1.83%       1.83%
   Net investment income, net of fee waivers .........      3.52%         3.49%         4.12%         4.32%       4.65%
Portfolio turnover rate ..............................       322%           27%           98%          157%        171%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                            Insured National Portfolio
                                                         -------------------------------------------------------------
                                                                                     Class C
                                                         -------------------------------------------------------------
                                                                              Year Ended October 31,
                                                         -------------------------------------------------------------
                                                           1999          1998          1997          1996        1995
                                                         -------       -------       -------       -------     -------
Net asset value, beginning of year ...................   $ 10.52       $ 10.49       $ 10.28       $ 10.07     $  8.96
                                                         -------       -------       -------       -------     -------
Income From Investment Operations
Net investment income (a) ............................       .36(b)        .37(b)        .42(b)        .44         .45
Net realized and unrealized gain (loss) on investment
   transactions ......................................      (.96)          .28           .38           .22        1.12
                                                         -------       -------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................      (.60)          .65           .80           .66        1.57
                                                         -------       -------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................      (.36)         (.37)         (.42)         (.45)       (.45)
Distributions in excess of net investment income .....      (.02)         (.05)         (.03)           -0-       (.01)
Distributions from net realized gains ................      (.22)         (.20)         (.14)           -0-         -0-
                                                         -------       -------       -------       -------     -------
Total dividends and distributions ....................      (.60)         (.62)         (.59)         (.45)       (.46)
                                                         -------       -------       -------       -------     -------
Net asset value, end of year .........................   $  9.32       $ 10.52       $ 10.49       $ 10.28     $ 10.07
                                                         =======       =======       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .     (6.00)%        6.48%         8.07%         6.74%      17.91%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $19,679       $21,992       $19,057       $22,763     $22,265
Ratios to average net assets of:
   Expenses, net of fee waivers ......................      1.70%         1.70%         1.72%         1.72%       1.71%
   Expenses, before fee waivers ......................      1.80%         1.83%         1.84%         1.82%       1.82%
   Net investment income, net of fee waivers .........      3.55%         3.51%         4.15%         4.34%       4.69%
Portfolio turnover rate ..............................       322%           27%           98%          157%        171%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                  New York Portfolio
                                                         ------------------------------------------------------------------
                                                                                        Class A
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  10.29       $  10.10       $   9.66       $   9.62     $   8.72
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income (a) ............................        .51(b)         .51(b)         .53(b)         .55          .55
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.83)           .21            .46            .04          .90
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.32)           .72            .99            .59         1.45
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.51)          (.51)          (.54)          (.55)        (.55)
Distributions in excess of net investment income .....       (.01)          (.02)          (.01)            -0-          -0-
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.52)          (.53)          (.55)          (.55)        (.55)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $   9.45       $  10.29       $  10.10       $   9.66     $   9.62
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (3.27)%         7.31%         10.52%          6.30%       17.10%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $234,835       $207,031       $181,745       $179,452     $183,987
Ratios to average net assets of:
   Expenses, net of fee waivers ......................        .61%           .61%           .65%           .64%         .75%
   Expenses, before fee waivers ......................       1.11%          1.08%          1.12%          1.11%        1.12%
   Net investment income, net of fee waivers .........       5.12%          5.04%          5.45%          5.66%        5.93%
Portfolio turnover rate ...........................        134%            18%            34%            64%          69%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                New York Portfolio
                                                         ---------------------------------------------------------------
                                                                                       Class B
                                                         ---------------------------------------------------------------
                                                                               Year Ended October 31,
                                                         ---------------------------------------------------------------
                                                           1999           1998           1997          1996        1995
                                                         --------       --------       -------       -------     -------
Net asset value, beginning of year ...................   $  10.29       $  10.10       $  9.66       $  9.62     $  8.72
                                                         --------       --------       -------       -------     -------
Income From Investment Operations
Net investment income (a) .........................        .44(b)         .44(b)        .46(b)        .48         .48
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.83)           .21           .46           .04         .90
                                                         --------       --------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................       (.39)           .65           .92           .52        1.38
                                                         --------       --------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................       (.44)          (.44)         (.47)         (.48)       (.48)
Distributions in excess of net investment income .....       (.01)          (.02)       (. 01)            -0-         -0-
                                                         --------       --------       -------       -------     -------
Total dividends and distributions ....................       (.45)          (.46)         (.48)         (.48)       (.48)
                                                         --------       --------       -------       -------     -------
Net asset value, end of year .........................   $   9.45       $  10.29       $ 10.10       $  9.66     $  9.62
                                                         ========       ========       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .      (3.96)%         6.57%         9.72%         5.52%      16.19%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $111,283       $114,739       $96,119       $96,959     $94,400
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.32%          1.32%         1.35%         1.35%       1.45%
   Expenses, before fee waivers ......................       1.76%          1.80%         1.84%         1.82%       1.83%
   Net investment income, net of fee waivers .........       4.38%          4.34%         4.75%         4.95%       5.21%
Portfolio turnover rate ..............................        134%            18%           34%           64%         69%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                               New York Portfolio
                                                         -------------------------------------------------------------
                                                                                     Class C
                                                         -------------------------------------------------------------
                                                                             Year Ended October 31,
                                                         -------------------------------------------------------------
                                                           1999          1998          1997          1996        1995
                                                         -------       -------       -------       -------     -------
Net asset value, beginning of year ...................   $ 10.29       $ 10.10       $  9.66       $  9.62     $  8.72
                                                         -------       -------       -------       -------     -------
Income From Investment Operations
Net investment income (a) ............................       .44(b)        .44(b)        .46(b)        .48         .48
Net realized and unrealized gain (loss) on investment
   transactions ......................................      (.83)          .21           .46           .04         .90
                                                         -------       -------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................      (.39)          .65           .92           .52        1.38
                                                         -------       -------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................      (.44)         (.44)         (.47)         (.48)       (.48)
Distributions in excess of net investment income .....      (.01)         (.02)         (.01)           -0-         -0-
                                                         -------       -------       -------       -------     -------
Total dividends and distributions ....................      (.45)         (.46)         (.48)         (.48)       (.48)
                                                         -------       -------       -------       -------     -------
Net asset value, end of year .........................   $  9.45       $ 10.29       $ 10.10       $  9.66     $  9.62
                                                         =======       =======       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .     (3.96)%        6.57%         9.72%         5.52%      16.19%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $48,205       $44,736       $38,890       $34,562     $32,259
Ratios to average net assets of:
   Expenses, net of fee waivers ......................      1.31%         1.31%         1.35%         1.34%       1.44%
   Expenses, before fee waivers ......................      1.77%         1.82%         1.82%         1.81%       1.82%
   Net investment income, net of fee waivers .........      4.41%         4.33%         4.75%         4.95%       5.24%
Portfolio turnover rate ..............................       134%           18%           34%           64%         69%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                California Portfolio
                                                         ------------------------------------------------------------------
                                                                                       Class A
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  11.34       $  11.04       $  10.59       $  10.45     $   9.43
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income (a) ............................        .54(b)         .56(b)         .58(b)         .58          .59
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.73)           .32            .45            .14         1.02
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.19)           .88           1.03            .72         1.61
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.54)          (.56)          (.58)          (.58)        (.59)
Distributions in excess of net investment income .....       (.03)          (.02)            -0-            -0-          -0-
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.57)          (.58)          (.58)          (.58)        (.59)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $  10.58       $  11.34       $  11.04       $  10.59     $  10.45
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (1.80)%         8.20%         10.07%          7.15%       17.55%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $684,403       $550,626       $470,444       $460,444     $478,535
Ratios to average net assets of:
   Expenses, net of fee waivers ......................        .71%           .72%           .78%           .77%         .74%
   Expenses, before fee waivers ......................       1.04%          1.04%          1.05%          1.05%        1.04%
   Net investment income, net of fee waivers .........       4.88%          4.99%          5.43%          5.57%        5.90%
Portfolio turnover rate ..............................         88%            22%            20%            49%          39%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                 California Portfolio
                                                         ------------------------------------------------------------------
                                                                                        Class B
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  11.34       $  11.04       $  10.59       $  10.45     $   9.43
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income (a) ............................        .46(b)         .48(b)         .51(b)         .51          .51
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.73)           .33            .45            .14         1.02
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.27)           .81            .96            .65         1.53
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.46)          (.48)          (.51)          (.51)        (.51)
Distributions in excess of net investment income .....       (.03)          (.03)            -0-            -0-          -0-
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.49)          (.51)          (.51)          (.51)        (.51)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $  10.58       $  11.34       $  11.04       $  10.59     $  10.45
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (2.47)%         7.46%          9.29%          6.37%       16.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $224,924       $207,751       $166,672       $164,895     $166,759
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.41%          1.43%          1.48%          1.47%        1.45%
   Expenses, before fee waivers ......................       1.72%          1.75%          1.76%          1.75%        1.75%
   Net investment income, net of fee waivers .........       4.14%          4.30%          4.72%          4.87%        5.19%
Portfolio turnover rate ..............................         88%            22%            20%            49%          39%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                                California Portfolio
                                                         ---------------------------------------------------------------
                                                                                       Class C
                                                         ---------------------------------------------------------------
                                                                               Year Ended October 31,
                                                         ---------------------------------------------------------------
                                                           1999           1998           1997          1996        1995
                                                         --------       --------       -------       -------     -------
Net asset value, beginning of year ...................   $  11.33       $  11.04       $ 10.59       $ 10.45     $  9.43
                                                         --------       --------       -------       -------     -------
Income From Investment Operations
Net investment income (a) ............................        .46(b)         .48(b)        .51(b)        .51         .51
Net realized and unrealized gain (loss) on investment
   transactions ......................................       (.72)           .32           .45           .14        1.02
                                                         --------       --------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................       (.26)           .80           .96           .65        1.53
                                                         --------       --------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................       (.46)          (.48)         (.51)         (.51)       (.51)
Distributions in excess of net investment income .....       (.03)          (.03)           -0-           -0-         -0-
                                                         --------       --------       -------       -------     -------
Total dividends and distributions ....................       (.49)          (.51)         (.51)         (.51)       (.51)
                                                         --------       --------       -------       -------     -------
Net asset value, end of year .........................   $  10.58       $  11.33       $ 11.04       $ 10.59     $ 10.45
                                                         ========       ========       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .      (2.39)%         7.46%         9.29%         6.38%      16.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $159,219       $124,115       $90,742       $90,917     $87,793
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.41%          1.42%         1.48%         1.47%       1.44%
   Expenses, before fee waivers ......................       1.74%          1.76%         1.74%         1.75%       1.74%
   Net investment income, net of fee waivers .........       4.17%          4.29%         4.73%         4.87%       5.22%
Portfolio turnover rate ..............................         88%            22%           20%           49%         39%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                            Insured California Portfolio
                                                         ------------------------------------------------------------------
                                                                                       Class A
                                                         ------------------------------------------------------------------
                                                                                Year Ended October 31,
                                                         ------------------------------------------------------------------
                                                           1999           1998           1997           1996         1995
                                                         --------       --------       --------       --------     --------
Net asset value, beginning of year ...................   $  14.25       $  13.89       $  13.39       $  13.32     $  11.79
                                                         --------       --------       --------       --------     --------
Income From Investment Operations
Net investment income ................................        .64(b)         .64(b)         .69(b)         .69          .68(a)
Net realized and unrealized gain (loss) on investment
   transactions ......................................      (1.15)           .39            .50            .06         1.54
                                                         --------       --------       --------       --------     --------
Net increase (decrease) in net asset value from
   operations ........................................       (.51)          1.03           1.19            .75         2.22
                                                         --------       --------       --------       --------     --------
Less: Dividends and Distributions
Dividends from net investment income .................       (.63)          (.64)          (.68)          (.68)        (.68)
Distributions in excess of net investment income .....         -0-          (.03)          (.01)            -0-        (.01)
                                                         --------       --------       --------       --------     --------
Total dividends and distributions ....................       (.63)          (.67)          (.69)          (.68)        (.69)
                                                         --------       --------       --------       --------     --------
Net asset value, end of year .........................   $  13.11       $  14.25       $  13.89       $  13.39     $  13.32
                                                         ========       ========       ========       ========     ========
Total Return
Total investment return based on net asset value (c) .      (3.74)%         7.60%          9.18%          5.79%       19.29%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $111,535       $113,102       $103,647       $101,542     $103,940
Ratios to average net assets of:
   Expenses, net of fee waivers ......................       1.05%          1.05%          1.11%          1.08%        1.04%
   Expenses, before fee waivers ......................       1.05%          1.05%          1.11%          1.08%        1.09%
   Net investment income, net of fee waivers .........       4.59%          4.52%          5.09%          5.19%        5.34%
Portfolio turnover rate ..............................        100%             0%            35%           118%         103%

--------------------------------------------------------------------------------

See footnote summary on page 56.

                                                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                          Insured California Portfolio
                                                         -------------------------------------------------------------
                                                                                     Class B
                                                         -------------------------------------------------------------
                                                                              Year Ended October 31,
                                                         -------------------------------------------------------------
                                                           1999          1998          1997          1996        1995
                                                         -------       -------       -------       -------     -------
Net asset value, beginning of year ...................   $ 14.25       $ 13.89       $ 13.39       $ 13.32     $ 11.79
                                                         -------       -------       -------       -------     -------
Income From Investment Operations
Net investment income ................................       .53(b)        .54(b)        .59(b)        .60         .58(a)
Net realized and unrealized gain (loss) on investment
   transactions ......................................     (1.14)          .39           .50           .05        1.54
                                                         -------       -------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................      (.61)          .93          1.09           .65        2.12
                                                         -------       -------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................      (.53)         (.54)         (.59)         (.58)       (.58)
Distributions in excess of net investment income .....        -0-         (.03)           -0-           -0-       (.01)
                                                         -------       -------       -------       -------     -------
Total dividends and distributions ....................      (.53)         (.57)         (.59)         (.58)       (.59)
                                                         -------       -------       -------       -------     -------
Net asset value, end of year .........................   $ 13.11       $ 14.25       $ 13.89       $ 13.39     $ 13.32
                                                         =======       =======       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .     (4.44)%        6.84%         8.37%         4.99%      18.35%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $21,628       $29,957       $27,976       $26,696     $27,816
Ratios to average net assets of:
   Expenses, net of fee waivers ......................      1.76%         1.76%         1.81%         1.79%       1.74%
   Expenses, before fee waivers ......................      1.76%         1.76%         1.81%         1.79%       1.80%
   Net investment income, net of fee waivers .........      3.85%         3.82%         4.39%         4.49%       4.61%
Portfolio turnover rate ..............................       100%            0%           35%          118%        103%

--------------------------------------------------------------------------------

See footnote summary on page 56.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Municipal Income Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Year

                                                                          Insured California Portfolio
                                                         -------------------------------------------------------------
                                                                                     Class C
                                                         -------------------------------------------------------------
                                                                             Year Ended October 31,
                                                         -------------------------------------------------------------
                                                           1999          1998          1997          1996        1995
                                                         -------       -------       -------       -------     -------
Net asset value, beginning of year ...................   $ 14.25       $ 13.89       $ 13.39       $ 13.32     $ 11.79
                                                         -------       -------       -------       -------     -------
Income From Investment Operations
Net investment income ................................       .54(b)        .54(b)        .59(b)        .60         .58(a)
Net realized and unrealized gain (loss) on investment
   transactions ......................................     (1.15)          .39           .50           .05        1.54
                                                         -------       -------       -------       -------     -------
Net increase (decrease) in net asset value from
   operations ........................................      (.61)          .93          1.09           .65        2.12
                                                         -------       -------       -------       -------     -------
Less: Dividends and Distributions
Dividends from net investment income .................      (.53)         (.54)         (.59)         (.58)       (.58)
Distributions in excess of net investment income .....        -0-         (.03)           -0-           -0-       (.01)
                                                         -------       -------       -------       -------     -------
Total dividends and distributions ....................      (.53)         (.57)         (.59)         (.58)       (.59)
                                                         -------       -------       -------       -------     -------
Net asset value, end of year .........................   $ 13.11       $ 14.25       $ 13.89       $ 13.39     $ 13.32
                                                         =======       =======       =======       =======     =======
Total Return
Total investment return based on net asset value (c) .     (4.44)%        6.84%         8.37%         4.99%      18.35%
Ratios/Supplemental Data
Net assets, end of year (000's omitted) ..............   $16,391       $16,013       $13,436       $12,826     $14,323
Ratios to average net assets of:
   Expenses, net of fee waivers ......................      1.75%         1.75%         1.81%         1.78%       1.74%
   Expenses, before fee waivers ......................      1.75%         1.75%         1.81%         1.78%       1.79%
   Net investment income, net of fee waivers .........      3.89%         3.82%         4.39%         4.49%       4.64%
Portfolio turnover rate ..............................       100%            0%           35%          118%        103%

--------------------------------------------------------------------------------

(a)   Net of fees waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Deferred sales charge is not reflected in the calculation of total investment return.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                              ALLIANCE MUNICIPAL INCOME FUND
================================================================================

To the Shareholders and Board of Directors
Alliance Municipal Income Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund, Inc. at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
December 8, 1999

FEDERAL TAX INFORMATION (unaudited)
================================================================================

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and long-term capital gain distributions paid during the fiscal year ended October 31, 1999. As required by Federal tax law, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and long term capital gain distributions (if any) paid for the 1999 calendar year on Form 1099-DIV which will be mailed by January 31, 2000.

                                         Exempt-Interest       Long-Term Capital
Portfolio                                   Dividends         Gain Distributions
-----------                              ---------------      ------------------
California ............................    $45,897,630            $       -0-
Insured California ....................      6,495,227                    -0-
Insured National ......................      9,467,855             4,633,941
National ..............................     30,517,437             5,958,459
New York ..............................     18,466,575                    -0-

                                                  Alliance Municipal Income Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Susan P. Keenan, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

Fixed Income

Alliance Bond Fund
      U.S. Government Portfolio
      Corporate Bond Portfolio
      Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Limited Maturity Government Fund
Alliance Mortgage Securities Income Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

Tax-Free Income

Alliance Municipal Income Fund
      California Portfolio
      Insured California Portfolio
      Insured National Portfolio
      National Portfolio
      New York Portfolio
Alliance Municipal Income Fund II
      Arizona Portfolio
      Florida Portfolio
      Massachusetts Portfolio
      Michigan Portfolio
      Minnesota Portfolio
      New Jersey Portfolio
      Ohio Portfolio
      Pennsylvania Portfolio
      Virginia Portfolio

Money Market

AFD Exchange Reserves

Growth

The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

Growth & Income

Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

Aggressive Growth

Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

International

Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

Institutional

Premier Growth
Quasar
Real Estate Investment

Closed-End Funds

Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

Cash Management Services

Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
      Prime Portfolio
      Government Portfolio
      Tax-Free Portfolio
      Treasury Portfolio
      Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
      California Portfolio
      Connecticut Portfolio
      Florida Portfolio
      General Portfolio
      Massachusetts Portfolio
      New Jersey Portfolio
      New York Portfolio
      Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
      Prime Portfolio
      General Municipal Portfolio
      Government Portfolio

                                                                ---------------
ALLIANCE MUNICIPAL INCOME FUND                                     BULK RATE
1345 Avenue of the Americas                                       U.S. POSTAGE
New York, NY 10105                                                    PAID
(800) 221-5672                                                    New York, NY
                                                                Permit No. 7131
                                                                ---------------

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIAR1099